AID ASSOCIATION FOR LUTHERANS
                       ---------------------------------
                          A FRATERNAL BENEFIT SOCIETY

                                  Semi-Annual
                                     Report

                                 June 30, 1997

Table of Contents


President's Letter                                           2

Portfolio Perspectives

     The AAL Money Market Portfolio                          3

     The AAL Bond Portfolio                                  5

     The AAL Balanced Portfolio                              7

     The AAL Large Company Stock Portfolio                   9

     The AAL Small Company Stock Portfolio                  11

Schedule of Investments

     The AAL Money Market Portfolio                         13

     The AAL Bond Portfolio                                 14

     The AAL Balanced Portfolio                             17

     The AAL Large Company Stock Portfolio                  32

     The AAL Small Company Stock Portfolio                  41

Statement of Assets and Liabilities                         47

Statement of Operations                                     48

Statement of Changes in Net Assets                          49

Notes to Financial Statements                               51

Financial Highlights                                        53


1  Table of Contents

AUGUST 1997


Dear Member:

It just doesn't get much better than this! The performance of the U.S. economy and financial markets for the first half of 1997 has been quite strong. The economy continues to roll along at a good pace, recording a 4.9% growth in gross domestic product (GDP) in the first quarter followed by a slower but healthy estimated 2.2% in the second quarter of 1997. This vibrant economy continues to develop new jobs, forcing the unemployment-rate down to its lowest level in recent decades. Despite this economic strength, the inflation rate has remained low in check at less than 3%, as strong productivity gains and global competition has helped keep price increases in check.

This environment has left investors in a favorable state of mind. Interest rates moved upward in the first quarter in response to a Federal Reserve tightening of monetary policy. However, by the end of the second quarter, interest rates retreated back to early-year levels, leaving total return for bonds in the 3% area for the six-month period. Common stocks had a great second quarter after a slow start in the first quarter. Large company stocks did particularly well with the S&P 500 being up 20.6% for the first six months of the year. Small company stocks lagged the performance of their large company counterparts, but still produced good returns late in the half, reaching 13.9% year-to-date as measured by the Wilshire 250.

We are pleased with the performance of all of the portfolios in the AAL Variable Product Series Fund, Inc. Additional details on the performance of each portfolio are given in this report.

Sincerely,



     /s/ John O. Gilbert             /s/ Steven A. Weber


[PHOTO]
John O. Gilbert

PRESIDENT AND
CHIEF EXECUTIVE OFFICER
AID ASSOCIATION FOR LUTHERANS



[PHOTO]
Steven A. Weber

PRESIDENT
AAL VARIABLE PRODUCT
SERIES FUND, INC.

                                                           Presidents' Letter  2

Money Market Portfolio


Q: What factors affected the performance of the portfolio over the past six months?

The main factors affecting the performance of the portfolio were changes in interest rates as a result of actions triggered by the Federal Reserve Board
(Fed). Early in 1997, it was anticipated that the Fed would raise the Fed Funds rate in order to slow economic growth and the possible threat of inflation. The Fed did raise rates by 25 basis points in March, which in turn caused short-term interest rates to increase. During the second quarter, the Fed kept the rate unchanged.


                               Total Net Assets


                                    [CHART]



                                    [PHOTO]
                                Alan D. Onstad
                               PORTFOLIO MANAGER


Q: What investment approach do you use to pursue the portfolio's goals?

The primary focus of the portfolio is to achieve the highest possible return while reducing risk. Preservation of principal is of the utmost importance for the portfolio. This means investing in short-term commercial paper of highly rated companies. The portfolio holdings are monitored daily to assess and manage the risk from any changes in the commercial paper issuers within the portfolio.


Q: What economic factors do you think will have a significant impact on the portfolio in the next six months?

The largest single factor affecting the portfolio would be a change in the Fed Funds rate. This action is not currently anticipated, however, a strengthening economy coupled with signs of rising inflation could cause a rate increase. Should this occur, the investments of the portfolio would be positioned to take advantage of the changing rate environment.

3  Portfolio Perspective

                               Total Returns/1/
                              -------------------
                              As of June 30, 1997


                                                                 SEC
                            Fund             Variable          Variable
                        Portfolio/3/      Subaccount/4/     Subaccount/5/
                        -------------------------------------------------
6 Months/2/........         2.54%              1.94%             N/A
                        -------------------------------------------------
1 Year.............         5.21%              3.94%           (2.61)%
                        -------------------------------------------------
Inception .........         5.31%              4.03%            1.71%



/1/ Total Returns - Past performance is not an indication of future results.
    Total return and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value. Investments in the Portfolio are neither insured nor guaranteed by the U.S. government or any financial institution. There is no assurance that the Portfolio will be able to maintain a net asset value of $1.00 per share.

/2/ 6 Months - Returns for periods less than one year are not annualized.

/3/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distribution but do not reflect separate account expenses or charges. However, these values reflect the deduction of a .35% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days notice, these total returns would have been lower.

/4/ Variable Subaccount - These values reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges.

/5/ SEC Variable Subaccount - Reflects all fees and expenses and the maximum surrender charge of 7% for the first contract year, 5% for "since inception" return.

                              Sector Allocations

                                  [PIE CHART]

                                                                % of
                                                              Portfolio

                                                              ---------
 . Utilities.................................................... 29.3%

 . Finance...................................................... 22.6%

 . Consumer Non-Durables........................................ 20.8%

 . Technology................................................... 12.0%

 . Energy.......................................................  6.6%

 . Consumer Durables............................................  5.2%

 . Materials & Services.........................................  3.5%
                                                         -------------
                                                         Total   100%


                              10 Largest Holdings
                              -------------------


                                      Interest       Maturity         % of
        Security                        Rate           Date         Portfolio
------------------------------------------------------------------------------
American Express
Credit Corporation.........             5.54%          8/4/97          3.9%

Sears Roebuck
Acceptance Corporation.....             5.57%         7/21/97          3.8%

Cargill, Inc...............             5.48%         7/22/97          3.8%

Bell Atlantic Network
Funding....................             5.53%          7/7/97          3.7%

Merrill Lynch &
Company, Inc...............             5.63%         7/14/97          3.7%

Baltimore Gas &
Electric Company...........             5.54%         7/29/97          3.7%

Carolina Power &
Light, Inc.................             5.55%         8/28/97          3.7%

Exxon Imperial, Inc........             5.57%         7/24/97          3.5%

Associates Corporation
of North America...........             5.48%          7/2/97          3.5%

Pacific Bell...............             5.50%         7/17/97          3.5%


                                                       Money Market Portfolio  4

Bond Portfolio


[PHOTO R. JERRY SCHEEL]
PORTFOLIO MANAGER

Q: What factors affected the performance of the portfolio over the last six months?

The major factors affecting performance include: strong economic growth in the first quarter of 1997; more modest growth in the second quarter; the lowest unemployment rate in nearly two decades; an inflation rate approaching an 11-year low; and strong consumer confidence. This environment provided a negative impact on bonds in the first quarter and a positive impact in the second quarter.

Total Net Assets

[CHART APPEARS HERE]


 Q: How does the portfolio seek to emulate the Lehman Brothers Aggregate Bond Index, which is composed of nearly 6,000 investment grade securities?

As opposed to stocks, where individual companies in the same sector can move independently based on each company's performance, bonds tend to move together. For example, AAA-rated bonds move up and down pretty much in sync, reflecting changes in the interest rate. This enables us to buy a representative sample of bonds and have it track an index much more closely than you could with a representative sample of stocks. By using a computer model, we can purchase about 90 issues and have it closely reflect the Lehman Index without incurring the expenses that would be required to purchase all 6,000 bonds that make up the index.

5  Portfolio Perspective

                                Total Returns/1/
                              -------------------
                              As of June 30, 1997

                                                   SEC
                   Fund          Variable        Variable
               Portfolio/3/   Subaccount/4/   Subaccount/5/
6 Months/2/..........  2.97%           2.33%       N/A
                      ---------------------------------
1 Year...............  7.73%           6.38%     (0.32)%
                      ---------------------------------
Inception............  5.84%           4.64%      2.31%

/1/ Total Returns - Past performance is not an indication of future results. Total return and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value.

/2/ 6 Months - Returns for periods less than one year are not annualized.

/3/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distribution but do not reflect separate account expenses or charges. However, these values reflect the deduction of a .35% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days notice, these total returns would have been lower.

/4/ Variable Subaccount - These values reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges.

/5/ SEC Variable Subaccount - Reflects all fees and expenses and the maximum surrender charge of 7% for the first contract year, 5% for "since inception" return.


Q: What economic factors do you think will have a significant impact on the portfolio in the next six months?

Focus will be on Federal Reserve policy. The issues that the Fed will be addressing concern the impact of economic growth on inflation. Recently, rising employee productivity, fueled by new technology as well as global competition have kept inflation dormant. However, if this environment changes later this year, the Fed may begin raising interest rates.

Sector Allocations

[PIE CHART APPEARS HERE]


                                       % of
                                    Portfolio
                                    ---------
 .  U.S. Treasury Securities............ 43.2%

 .  U.S. Government
   Agency Securities................... 35.2%

 .  Corporate Obligations............... 13.4%

 .  Other Government Securities.........  3.6%

 .  Utility Bonds.......................  2.3%

 .  Asset-Backed Securities.............  1.2%

 .  Short-Term Investments..............  1.1%
                                 ------------
                                 Total   100%



                      10 Largest Holdings
                      -------------------

                        Interest   Maturity     % of
Security                  Rate       Date    Portfolio
------------------------------------------------------
U.S. Treasury Bonds...... 9.875%   11/15/15     1.6%
U.S. Treasury Bonds......10.375%   11/15/12     1.6%
U.S. Treasury Bonds...... 7.625%   11/15/22     1.6%
IBM Corporation Notes.... 7.250%    11/1/02     1.5%
U.S. Treasury Bonds...... 7.875%    2/15/21     1.5%
U.S. Treasury Notes...... 6.875%    7/31/99     1.5%
U.S. Treasury Bonds...... 7.000%    7/15/06     1.4%
Province of Quebec
Global Bonds.............11.000%    6/15/15     1.4%
U.S. Treasury Bonds...... 8.125%    8/15/19     1.4%
U.S. Treasury Bonds...... 7.500%   11/15/24     1.4%

                                                           Bond Portfolio  6

Balanced Portfolio


[PHOTO OF JOHN A. LARSON]
PORTFOLIO MANAGER


Q: What factors affected the performance of the portfolio over the past six months?

Throughout the first half of 1997, the portfolio was slightly over-weighted in stocks and bonds and under-weighted in money market investments as compared to our benchmark. During the first quarter, stocks were up modestly and bonds declined because of concerns about rising inflation resulting from a very strong economy and low unemployment. During the second quarter, evidence indicating less robust economic growth and no signs of higher inflation resulted in rising stock and bond markets. This portfolio mix of stocks, bonds, and money market investments proved to be the correct decision overall as the performance was good in relation to the level of risk.


Total Net Assets
[CHART APPEARS HERE]

Q: Since this portfolio has no direct index to emulate, how do you determine what target performance is?

Performance is evaluated in two ways. First the common stock and bond portions of the portfolio are evaluated respectively against the S&P 500/(R)/ and the Lehman Aggregate Bond Index. Second, total portfolio performance is measured against the benchmark mix of 55% stocks, 35% bonds, and 10% money market investments. For the first six months of 1997, the performance exceeded the calculated target by 19 basis points.

7  Portfolio Perspective

                               Total Returns/1/
                              As of June 30, 1997

                                                         SEC
                         Fund          Variable        Variable
                      Portfolio/3/   Subaccount/4/   Subaccount/5/
                      --------------------------------------------
6 Months/2/........      12.31%          11.61%           N/A
                      --------------------------------------------
1 Year.............      21.63%          20.12%          12.55%
                      --------------------------------------------
Inception..........      18.79%          17.29%          14.67%

/1/ Total Returns - Past performance is not an indication of future results. Total return and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value.

/2/ 6 Months - Returns for periods less than one year are not annualized.

/3/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distribution but do not reflect separate account expenses or charges. However, these values reflect the deduction of a .35% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days notice, these total returns would have been lower.

/4/ Variable Subaccount - These values reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges.

/5/ SEC Variable Subaccount - Reflects all fees and expenses and the maximum surrender charge of 7% for the first contract year, 5% for "since inception" return.

Q: What economic factors do you think will have a significant impact on the portfolio in the next six months?

The two economic factors we plan to watch most closely are economic growth and inflation. The Federal Reserve Board appears to be effectively keeping inflation at current low levels. If we begin to see signs of higher future inflation, we would increase investment in the money market component of the portfolio. Moderate economic growth would be most desirable for stocks and bonds. A high economic growth rate is favorable for company earnings and therefore common stock prices. However, high growth ultimately leads to higher inflation and higher interest rates. As long as economic growth is moderate and non-inflationary, over-weighting stocks and bonds compared to the benchmark is appropriate.


[PIE CHART APPEAR HERE]

                                                          % of
                                                        Portfolio
                                                        ----------
 .Common Stocks............................................  55.8%

 .Bonds....................................................  36.9%

 .Short-Term Obligations...................................   7.3%
                                                     ------------
                                                     Total   100%



                         10 Largest Holdings
                         -------------------

                                                         % of Net
Security                                                   Assets
------------------------------------------------------------------

General Electric Company.................................... 1.8%

Coca-Cola Company........................................... 1.4%

Exxon Corporation .......................................... 1.3%

Microsoft Corporation ...................................... 1.3%

Merck &Company, Inc......................................... 1.0%

Intel Corporation........................................... 1.0%

Royal Dutch Petroleum Company............................... 1.0%

Philip Morris Companies, Inc. .............................. 0.9%

Proctor & Gamble Company.................................... 0.8%

International Business Machines

Corporation................................................. 0.8%

                                           Balanced Portfolio  8

Large Company Stock Portfolio

Q: What factors affected the performance of the portfolio over the past six months?

The portfolio performed well in the first half of the year with a 20.31% total return. This performance reflects several of the factors that impacted the stock market favorably: inflation remained subdued, economic growth was moderate, the Federal Reserve (Fed) raised interest rates modestly and only in the first quarter, and attraction of the public to investing in stocks is very high.

[PIE CHART APPEAR HERE]

[PHOTO APPEAR HERE]

David J. Schnarsky

PORTFOLIO MANAGER

Q: What is fueling the public's attraction to the stock market?

The attraction may be due to the "baby boom" generation coming of age (middle age) and focusing more on saving for retirement. This interest in investing has resulted in a record amount of money flowing into equities over the past few years. As the stock market has performed well over the past 15 years, the public seems to be gaining greater confidence. This confidence feeds upon itself, thus helping the market rise.

9  Portfolio Perspective

                               Total Returns/1/
                              As of June 30, 1997

                                                   SEC
                   Fund          Variable        Variable
               Portfolio/3/   Subaccount/4/   Subaccount/5/
               =============================================
6 Months/2/...    20.31%          19.57%            N/A
               --------------------------------------------
1 Year........    34.06%          32.38%          24.04%
               --------------------------------------------
Inception.....    30.16%          28.40%          25.54%

/1/ Total Returns - Past performance is not an indication of future results. Total return and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value.

/2/ 6 Months - Returns for periods less than one year are not annualized.

/3/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distribution but do not reflect separate account expenses or charges. However, these values reflect the deduction of a .35% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days notice, these total returns would have been lower.

/4/ Variable Subaccount - These values reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges.

/5/ SEC Variable Subaccount - Reflects all fees and expenses and the maximum surrender charge of 7% for the first contract year, 5% for "since inception" return.


Q: What economic factors do you think will have a significant impact on the portfolio in the next six months?

Two major factors to focus on are: the strength of the economy and the impact of a capital gains tax cut. The economy could be quite strong in the second half of the year, given the healthy position of the consumer who is experiencing solid growth in personal income, low unemployment and high confidence. Interest rates could rise if the Federal Reserve fears that strong economic growth could stimulate inflation. Rising rates often hurt equity returns by making bonds an attractive alternative to stocks. A capital gains tax cut, as is proposed in the current federal budget, would seem to be good for investing in stocks.

                              Sector Allocations


                             [PIE CHART GOES HERE]


                                                          % of
                                                        Portfolio
                                                        ---------
 . Consumer Non-Durables...................................32.8%

 . Finance.................................................15.0%

 . Technology..............................................14.1%

 . Utilities...............................................10.4%

 . Energy...................................................8.7%

 . Materials & Services.....................................8.0%

 . Capital Goods............................................5.7%

 . Consumer Durables........................................2.5%

 . Short-Term Obligations...................................1.5%

 . Transportation...........................................1.3%
                                                    -----------
                                                    Total  100%

                              10 Largest Holdings

                                                        % of Net
Security                                                 Assets
-----------------------------------------------------------------

General Electric Company...................................3.1%

Coca-Cola Company..........................................2.4%

Exxon Corporation .........................................2.2%

Microsoft Corporation .....................................2.2%

Merck & Company, Inc.......................................1.8%

Intel Corporation..........................................1.7%

Royal Dutch Petroleum Company..............................1.7%

Philip Morris Companies, Inc.. ............................1.6%

Proctor & Gamble Company...................................1.4%

International Business Machines
Corporation................................................1.4%

                                           Large Company Stock Portfolio  10

Small Company Stock Portfolio

Q:   What factors affected the performance of the portfolio over the past six months?

The first and second quarters of 1997 were like night and day for small company stocks. Performance plummeted in the first quarter due to numerous negative earnings surprises. The negative trend took a dramatic turn in the second quarter as low inflation, falling interest rates, and strong money flows into stocks all combined to benefit small company stocks. The AAL Variable Product Small Company


                               Total Net Assets
                               ----------------

                             [CHART APPEARS HERE]


                                                            [PHOTO APPEARS HERE]
                                                            Brian J. Flanagan
                                                            PORTFOLIO MANAGER


Stock Portfolio followed this same down-and-up trend as it ended the first quarter down 0.88% and rebounded in the second quarter to end the first half of 1997 up 12.95%.

Q:   What exactly is the Wilshire Small Cap Index?

The index, also known as the Wilshire 250, is comprised of 250 stocks representing performance attributes of the smaller capitalization segment of the U.S. equity markets. The process of selecting stocks to include in the Wilshire 250 begins with the Wilshire 5000, an all-inclusive list of stocks ranging from large cap to micro cap stocks. First, the bottom 2500 stocks are dropped from the list of 5000 stocks, eliminating the more illiquid stocks in the market. Next, the top 750, considered large-cap or mid-cap stocks, are dropped from the remaining 2500 stocks. The remaining 1750 stocks are known as the Wilshire Next 1750. No stocks in the top 10 or bottom 20 percentiles of the Wilshire Next 1750 are included in the Wilshire 250. Removing these stocks eliminates stocks that may soon become

11  Portfolio Perspective

                                Total Returns/1/
                              As of June 30, 1997

                                                   SEC
                   Fund          Variable        Variable
               Portfolio/3/   Subaccount/4/   Subaccount/5/
               ---------------------------------------------
6 Months/2/..    12.95%          12.26%            N/A
               ---------------------------------------------
1 Year.......    22.68%          21.15%          13.52%
               ---------------------------------------------
Inception        21.03%          19.32%          16.67%


/1/ Total Returns - Past performance is not an indication of future results. Total return and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value.

/2/ 6 Months - Returns for periods less than one year are not annualized.

/3/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distribution but do not reflect separate account expenses or charges. However, these values reflect the deduction of a .35% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days notice, these total returns would have been lower.

/4/ Variable Subaccount - These values reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges.

/5/ SEC Variable Subaccount - Reflects all fees and expenses and the maximum surrender charge of 7% for the first contract year, 5% for "since inception" return.


too large or too small for the Wilshire 250. Finally, 250 stocks are chosen from the remaining list to replicate the industry composition of the Wilshire Next 1750. Thus, the Wilshire 250 is a representation of this Wilshire Next 1750.


Q: Which of the portfolio's holdings made the most significant contributions over the past six months?

A number of excellent individual performances as well as a long list of takeovers propelled the portfolio's performance through the first half of 1997. Some of the portfolio's top performing securities includes Verifone Inc., US Air Group Inc., and Quantum Corp. with total returns of 84.32%, 49.73%, and 41.92%, respectively.

                              Sector Allocations

                                                                          % of
                                                                       Portfolio
                                                                       ---------
 . Consumer Non-Durables.................................................. 24.5%

 . Materials & Services................................................... 20.0%

 . Finance................................................................ 17.2%

 . Technology............................................................. 10.4%

 . Utilities..............................................................  8.3%

 . Capital Goods..........................................................  5.7%

 . Energy.................................................................  5.1%

 . Consumer Durables......................................................  4.3%

 . Transportation.........................................................  2.4%

 . Short-Term Obligations.................................................  2.1%
                                                                 --------------
                                                                   Total   100%


                              10 Largest Holdings

                                                                       % of Net
Security                                                                Assets
-------------------------------------------------------------------------------

Catellus Development
Corporation............................................................... 0.9%

First Commerce Corporation................................................ 0.9%

Alex Brown Incorporated .................................................. 0.9%

Western National Corporation.............................................. 0.9%

Money Store, Inc.......................................................... 0.9%

Advanta Corporation-Class A .............................................. 0.9%

Ross Stores, Inc.......................................................... 0.9%

Peoples Bank of
Bridgeport, Connecticut .................................................. 0.8%

Chris Craft Industries, Inc............................................... 0.8%

Extended Stay America..................................................... 0.8%


                                               Small Company Stock Portfolio  12

Money Market Portfolio

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997

The Portfolio Seeks: To provide maximum current income consistent with liquidity and a stable net asset value of $1.00 per share by investing in a diversified portfolio of high-quality, short-term money market instruments.

The Portfolio Is: A diversified portfolio of high-quality, short-term money market instruments.

Principal                                    Interest   Maturity  Market
Amount                                       Rate       Date      Value
==========================================================================

Commercial Paper (96.3%)
$210,000 Abbott Laboratories................ 5.520%     8/05/97   $208,873
 670,000 Alabama Power
           Company.......................... 5.550      7/25/97    667,521
 801,000 American Express
           Credit Corporation............... 5.540      8/04/97    796,809
 711,000 Associates Corporation
           of North America................. 5.480      7/02/97    710,892
 750,000 Baltimore Gas &
           Electric Company................. 5.540      7/29/97    746,768
 750,000 Bell Atlantic Network
           Funding.......................... 5.530      7/07/97    749,309
 509,000 Beneficial Corporation............. 5.480      7/10/97    508,303
 780,000 Cargill, Inc....................... 5.480      7/22/97    777,507
 750,000 Carolina Power &
           Light, Inc....................... 5.550      8/28/97    743,294
 308,000 CountryWide
           Home, Inc........................ 5.540      7/03/97    307,905
 646,000 Donnelley R.R. & Sons
           Company.......................... 5.560      7/08/97    645,301
 127,000 Dresser Industries, Inc............ 5.530      7/18/97    126,668
 500,000 Dresser Industries, Inc............ 5.540      7/18/97    498,692
 706,000 E.I. DuPont de Nemours
           & Company........................ 5.530      7/28/97    703,289
 714,000 Exxon Imperial, Inc................ 5.570      7/24/97    711,459
 554,000 Ford Motor Credit
           Company.......................... 5.540      7/16/97    552,721
 317,000 General Electric
           Capital Corporation.............. 5.520      7/15/97    316,320
 288,000 General Electric Capital
           Corporation...................... 5.570      7/15/97    287,376
 100,000 General Electric
           Capital Corporation.............. 5.570      7/15/97     99,783
 496,000 General Motors
           Acceptance
           Corporation...................... 5.590      7/23/97    494,306
 600,000 General Signal
           Corporation...................... 5.550      7/09/97    599,260
 529,000 Household International
           Corporation...................... 5.580      7/07/97    528,508
 290,000 Household International
           Corporation...................... 5.470      7/01/97    290,000
 700,000 IBM Credit Corporation............. 5.520      7/11/97    698,927
 250,000 MCI Communications
           Corporation...................... 5.550      7/17/97    249,383
 750,000 Merrill Lynch &
           Company, Inc..................... 5.630      7/14/97    748,475
 465,000 Motorola, Inc...................... 5.550      7/16/97    463,925
 250,000 Pacific Gas & Electric
           Company.......................... 5.530      7/07/97    249,769
 480,000 Pacific Gas & Electric
           Company.......................... 5.540      8/26/97    475,863
 709,000 Pacific Bell....................... 5.500      7/17/97    707,267
 440,000 PepsiCo, Inc....................... 5.500      7/10/97    439,395
 700,000 Pitney-Bowes, Inc.................. 5.500      7/03/97    699,786
 360,000 Schering Corporation............... 5.560      7/01/97    360,000
 339,000 Schering Corporation............... 5.510      7/01/97    339,000
 784,000 Sears Roebuck Acceptance
           Corporation...................... 5.570      7/21/97    781,574
 700,000 Southern California
           Edison Company................... 5.510      7/09/97    699,143
 692,000 Southwestern Bell.................. 5.500      7/15/97    690,520
 683,000 Warner-Lambert
           Company.......................... 5.520      9/03/97    676,297
             -------------------------------------------------------------
             Total Investments (96.3%)
               (amortized cost $20,350,188)                     20,350,188
             =============================================================
             -------------------------------------------------------------
             Other Assets, less
             Liabilities (3.7%)                                    789,316
             =============================================================
             -------------------------------------------------------------
             NET ASSETS (100.0%)                               $21,139,504
             =============================================================

The accompanying notes to the financial statements are an integral part of this schedule.

13  AAL Variable Annuity Semi-Annual Report

Bond Portfolio

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997

The Portfolio Seeks: To achieve investment results that approximate the total return of the Lehman Brothers Aggregate Bond Index ("Lehman Index") by investing primarily in bonds and other debt securities included in the Index.

The Portfolio Is: A diversified portfolio consisting of a representative sample of fixed income and mortgage-backed securities included in the Lehman Index.

Principal                                      Interest  Maturity  Market
Amount                                         Rate      Date      Value
==========================================================================
U.S. Government Obligations (42.6%)
$250,000 U.S. Treasury Bonds.................  10.375%   11/15/12  $317,422
 250,000 U.S. Treasury Bonds.................   9.875    11/15/15   328,828
 250,000 U.S. Treasury Bonds.................   7.250     5/15/16   260,703
 175,000 U.S. Treasury Bonds.................   7.500    11/15/16   187,031
 250,000 U.S. Treasury Bonds.................   8.125     8/15/19   285,078
 275,000 U.S. Treasury Bonds.................   7.875     2/15/21   306,453
 290,000 U.S. Treasury Bonds.................   7.625    11/15/22   315,738
 250,000 U.S. Treasury Bonds.................   7.125     2/15/23   257,344
 250,000 U.S. Treasury Bonds.................   6.250     8/15/23   231,328
 260,000 U.S. Treasury Bonds.................   7.500    11/15/24   280,394
 170,000 U.S. Treasury Bonds.................   6.875     8/15/25   170,531
 205,000 U.S. Treasury Notes.................   6.250     6/30/98   205,897
 250,000 U.S. Treasury Notes.................   5.875     8/15/98   249,922
 250,000 U.S. Treasury Notes.................   7.125    10/15/98   253,672
 250,000 U.S. Treasury Notes.................   5.125    11/30/98   247,188
 200,000 U.S. Treasury Notes.................   5.750    12/31/98   199,375
 250,000 U.S. Treasury Notes.................   6.375     1/15/99   251,484
 250,000 U.S. Treasury Notes.................   5.875     3/31/99   249,375
 200,000 U.S. Treasury Notes.................   7.000     4/15/99   203,187
 250,000 U.S. Treasury Notes.................   6.750     5/31/99   252,891
 215,000 U.S. Treasury Notes.................   6.750     6/30/99   217,620
 300,000 U.S. Treasury Notes.................   6.875     7/31/99   304,406
 250,000 U.S. Treasury Notes.................   7.500    10/31/99   257,109
 200,000 U.S. Treasury Notes.................   7.750    11/30/99   206,937
 175,000 U.S. Treasury Notes.................   7.750    12/31/99   181,234
 160,000 U.S. Treasury Notes.................   7.125     2/29/00   163,500
 250,000 U.S. Treasury Notes.................   5.875     6/30/00   247,656
 250,000 U.S. Treasury Notes.................   8.500    11/15/00   266,563
 240,000 U.S. Treasury Notes.................   7.750     2/15/01   251,100
 185,000 U.S. Treasury Notes.................   8.000     5/15/01   195,464
 200,000 U.S. Treasury Notes.................   6.250     2/15/03   198,437
 250,000 U.S. Treasury Notes.................   5.750     8/15/03   241,406
 265,000 U.S. Treasury Notes.................   7.250     5/15/04   276,180
  60,000 U.S. Treasury Notes.................   7.500     2/15/05    63,488
 280,000 U.S. Treasury Notes.................   7.000     7/15/06  $288,050
 250,000 U.S. Treasury Notes.................   6.500    10/15/06   248,906
 100,000 U.S. Treasury Notes.................   6.250     2/15/07    97,812
                                      -------------------------------------
                                      Total U.S. Government
                                      Obligations...............  8,759,709
                                      =====================================

U.S. Government Agency Obligations (34.7%)
 245,000 Federal Home Loan Bank
           Debentures........................   5.440    10/15/03   230,269
 250,000 Federal Home Loan
           Bank Notes........................   9.250    11/25/98   260,548
 182,549 Federal Home Loan
           Mortgage Corporation
           15-Yr. Pass Through...............   7.000     2/01/11   182,541
 246,790 Federal Home Loan
           Mortgage Corporation
           30-Yr. Pass Through...............   7.000     6/01/26   242,378
 197,755 Federal Home Loan Mortgage
           Corporation Gold
           30-Yr. Pass Through...............   8.000     1/01/26   202,643
 207,195 Federal Home Loan Mortgage
           Corporation Gold
           30-Yr. Pass Through...............   6.500     4/01/24   200,055
 220,584 Federal Home Loan Mortgage
           Corporation Gold
           30-Yr. Pass Through...............   7.500     8/01/25   221,768
 144,112 Federal Home Loan Mortgage
           Corporation Gold
           7-Yr. Balloon.....................   7.000     7/01/02   145,210
 250,000 Federal National Mortgage
           Association 15-Yr.
           Pass Through......................   6.450     4/23/01   249,884
 236,733 Federal National Mortgage
           Association 15-Yr.
           Pass Through......................   6.000     4/01/11   228,383

The accompanying notes to the financial statements are an integral part of this schedule.

                                     AAL Variable Annuity Semi-Annual Report  14

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997


Principal                                      Interest  Maturity  Market
Amount                                         Rate      Date      Value
==========================================================================
U.S. Government Agency Obligations (34.7%)--Continued
-----------------------------------------------------

$233,220 Federal National Mortgage
           Association 15-Yr.
           Pass Through......................  7.500%    7/01/11  $236,601

 247,500 Federal National Mortgage
           Association 15-Yr.
           Pass Through......................  8.000     2/15/12   254,770

 241,943 Federal National Mortgage
           Association 30-Yr.
           Pass Through......................  6.500     5/01/26   231,563

 181,983 Federal National Mortgage
           Association 30-Yr.
           Pass Through......................  10.500    8/01/20   200,931

 107,616 Federal National Mortgage
           Association 30-Yr.
           Pass Through......................   9.000    2/01/25   113,724

 184,161 Federal National Mortgage
           Association 30-Yr.
           Pass Through......................   8.500   11/15/25   191,291

 225,283 Federal National Mortgage
           Association 30-Yr.
           Pass Through......................   7.500    1/01/26   226,266

 246,391 Federal National Mortgage
           Association 30-Yr.
           Pass Through......................   7.000    2/01/26   241,643

 244,438 Federal National Mortgage
           Association 30-Yr.
           Pass Through......................   7.500    2/01/27   245,205

 247,500 Federal National Mortgage
           Association 30-Yr.
           Pass Through......................   7.000    3/01/27   242,731

 243,959 Federal National Mortgage
           Association 30-Yr.
           Pass Through......................   8.000    9/01/26   249,585

 243,217 Federal National
           Mortgage Association
           7-Yr. Balloon.....................   6.500   10/01/03   240,989

 221,731 Government National
           Mortgage Association
           15-Yr. Pass Through...............   6.500    3/01/09   218,747

 214,143 Government National
           Mortgage Association
           30-Yr. Pass Through...............   7.500    3/15/23   215,892

 221,457 Government National
           Mortgage Association
           30-Yr. Pass Through...............   7.000    1/15/24   218,586

 197,681 Government National
           Mortgage Association
           30-Yr. Pass Through...............   9.000    9/15/24   209,492

 224,415 Government National
           Mortgage Association
           30-Yr. Pass Through...............   8.000    6/15/25   229,749

 245,121 Government National
           Mortgage Association
           30-Yr. Pass Through...............   6.000    5/15/26   228,021

 226,746 Government National
           Mortgage Association
           30-Yr. Pass Through...............   8.500   12/15/26   236,022

 251,806 Government National
           Mortgage Association
           30-Yr. Pass Through...............   7.500    3/15/27   252,672

 250,000 Private Export Funding
           Corporation.......................   6.240    5/15/02   247,005

 250,000 Tennessee Valley
           Authority.........................   6.000   11/01/00   246,578

             -------------------------------------------------------------
             Total U.S. Government
             Agency Obligations                                  7,141,742
             =============================================================

Asset-Backed Securities (1.2%)
------------------------------

 250,000 NationsBank Credit
           Card Trust Certificate............   6.000   12/15/05   240,647

             -------------------------------------------------------------
             Total Asset-Backed
             Securities                                            240,647
             =============================================================

Corporate Obligations (13.2%)
-----------------------------

 225,000 Abbott Laboratories
           Notes.............................   6.800    5/15/05   225,789

 250,000 American Express Company
           Senior Notes......................   6.750    6/01/01   250,319

 250,000 Browning-Ferris Industries,
           Inc. Senior Notes.................   7.875    3/15/05   261,929

 250,000 Columbia Gas Systems
           Notes.............................   7.320   11/28/10   248,601

 250,000 Ford Motor Credit
           Corporation Notes.................   8.200    2/15/02   263,041

 200,000 General Motors Acceptance
           Corporation Notes.................   9.625   12/15/01   221,300


The accompanying notes to the financial statements are an integral part of this schedule.

15  AAL Variable Annuity Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997

Principal                                     Interest  Maturity  Market
Amount                                        Rate      Date      Value
==========================================================================
Corporate Obligations (13.2%)--Continued
$250,000 Household Finance
          Corporation Notes..................  6.875%    3/01/03 $249,006
 300,000 IBM Corporation Notes...............  7.250    11/01/02  306,848
 250,000 PepsiCo Inc. Notes..................  5.700    11/01/08  224,788
 200,000 Tosco Corporation First
          Mortgage Bonds.....................  9.625     3/15/02  221,925
 225,000 Xerox Corporation
          Notes..............................  9.750     3/15/00  242,812

            -------------------------------------------------------------
            Total Corporate
            Obligations                                         2,716,358
            =============================================================

Utility Bonds (2.2%)

 200,000 Baltimore Gas & Electric
          Company First Refunding
          Mortgage Bonds.....................  7.500     1/15/07  206,558
 250,000 Texas Utilities Company
          First Mortgage Bonds...............  7.375      8/1/01  254,596

            -------------------------------------------------------------
            Total Utility Bonds                                   461,154
            =============================================================

Other Government Securities (3.5%)

 250,000 Province of Manitoba
          Debentures.........................  6.125      1/19/04 241,070
 200,000 Province of Ontario
          Senior Global Bonds................  6.125      6/28/00 198,642
 250,000 Province of Quebec
          Global Bonds....................... 11.000      6/15/15 285,477

            -------------------------------------------------------------
            Total Other Government
            Securities                                            725,189
            =============================================================

            -------------------------------------------------------------
            Total Long-Term Securities
            (cost basis $20,234,716)                           20,044,799
            =============================================================

            -------------------------------------------------------------

Short-Term Investments (1.1%)

 229,000 Merrill Lynch & Company, Inc........  6.20      7/01/97  229,000

            -------------------------------------------------------------
            Total Short-Term investments
            (cost basis $229,000)                                 229,000
            =============================================================

            -------------------------------------------------------------
            Total Investments (98.5%)
            (cost basis $20,463,716)                           20,273,799
            =============================================================

            -------------------------------------------------------------
            Other Assets, less
            Liabilities (1.5%)                                    302,563
            =============================================================

            -------------------------------------------------------------
            NET ASSETS (100.0%)                               $20,576,362
            =============================================================

 The accompanying notes to the financial statements are an integral part of this schedule.


                                     AAL Variable Annuity Semi-Annual Report  16

Balanced Portfolio

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997

The Portfolio Seeks: To achieve investment results that reflect investment in common stocks, bonds and money market instruments, each of which will be selected consistent with the investment policies of the AAL Variable Product Large Company Stock, Bond and Money Market Portfolios, respectively.

The Portfolio Is: A diversified portfolio comprised of three asset classes: common stocks, including the securities in which the AAL Variable Product Large Company Stock Portfolio may invest; bonds and other debt securities with maturities generally exceeding one year, including securities in which the AAL Variable Product Bond Portfolio may invest; and money market instruments and other debt securities with maturities generally not exceeding 397 days, including securities in which the AAL Variable Product Money Market Portfolio may invest.

Shares   Common Stock (55.3%)                                  Market Value
===========================================================================
Aerospace (1.2%)

 11,818  Boeing Company..........................................$  627,093
  1,000  General Dynamics Corporation............................    75,000
    900  Goodrich (B.F.) Company.................................    38,981
  3,200  Lockheed Martin Corporation.............................   331,400
  3,500  McDonnell Douglas Corporation...........................   239,750
  1,000  Northrop Grumman Corporation............................    87,812
  3,900  Raytheon Company........................................   198,900
  3,500  Rockwell International Corporation......................   206,500
  2,100  TRW, Inc................................................   119,306
  2,700  Textron, Inc............................................   179,213
  3,900  United Technologies Corporation.........................   323,700

               ------------------------------------------------------------
               Total Aerospace                                    2,427,655
               ============================================================

Air Transportation (0.2%)

  1,500  AMR Corporation*........................................   138,750
  1,200  Delta Air Lines, Inc....................................    98,400
  1,900  Federal Express Corporation*............................   109,725
  2,300  Southwest Airlines Company..............................    59,513
  1,200  USAir Group, Inc.*......................................    42,000

               ------------------------------------------------------------
               Total Air Transportation                             448,388
               ============================================================

Apparel (0.3%)

  1,200  Fruit of the Loom, Inc.*................................    37,200
  1,100  Liz Claiborne, Inc......................................    51,288
  4,800  Nike, Inc...............................................   280,200
    900  Reebok International, Ltd...............................    42,075
    600  Russell Corporation.....................................    17,775
    400  Springs Industries, Inc.................................    21,100
    800  Stride Rite Corporation.................................    10,300
  1,000  V F Corporation.........................................    84,750

               ------------------------------------------------------------
               Total Apparel                                        544,688
               ============================================================

Banking (4.2%)

  7,070  Banc One Corporation....................................   342,453
  2,500  Bank of Boston Corporation..............................   180,156
  6,300  Bank of New York Company, Inc...........................   274,050
 11,700  BankAmerica Corporation.................................   755,381
  1,400  Bankers Trust New York Corporation......................   121,800
  3,400  Barnett Banks, Inc......................................   178,500
  7,140  Chase Manhattan Corporation.............................   693,026
  7,600  Citicorp................................................   916,275
  1,700  Comerica, Inc...........................................   115,600
  3,600  Corestates Financial Corporation........................   193,500
  1,700  Countrywide Credit Industries, Inc......................    53,019
  1,700  Fifth Third Bancorp.....................................   139,453
  2,200  First Bank System, Inc..................................   187,825
  5,143  First Chicago NBD Corporation...........................   311,152
  4,705  First Union Corporation.................................   435,213
  4,356  Fleet Financial Group, Inc..............................   275,517
  3,000  J.P. Morgan & Company, Inc..............................   313,125
  3,700  Keycorp.................................................   206,738
  4,200  Mellon Bank Corporation.................................   189,525
  3,600  National City Corporation...............................   189,000
 12,010  NationsBank Corporation.................................   774,645
  6,100  Norwest Corporation.....................................   343,125
  5,400  PNC Bank Corporation....................................   224,775
  1,500  Providian Financial Corporation.........................    48,187
    900  Republic New York Corporation...........................    96,750
  3,600  Suntrust Banks, Inc.....................................   198,225

The accompanying notes to the financial statements are an integral part of this schedule.

17  AAL Variable Annuity Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997

Shares   Common Stock (55.3%)                                    Market Value
=============================================================================
Banking (4.2%)--Continued

  2,400  U S Bancorp.............................................$  153,900
  2,700  Wachovia Corporation....................................   157,444
  1,566  Wells Fargo & Company...................................   422,036

               ------------------------------------------------------------
               Total Banking                                      8,490,395
               ============================================================

Brokerage (0.5%)

  2,800  Charles Schwab Corporation..............................   113,925
  5,400  Merrill Lynch & Company, Inc............................   321,975
  9,395  Morgan Stanley, Dean Witter,
           Discover and Company..................................   404,572
  1,800  Salomon, Inc............................................   100,125

               ------------------------------------------------------------
               Total Brokerage                                      940,597
               ============================================================

Business Machines (4.0%)

  5,400  3Com Corporation*.......................................   243,000
  2,000  Amdahl Corporation*.....................................    17,500
  2,000  Apple Computer, Inc.*...................................    28,500
    800  Autodesk, Inc...........................................    30,650
  3,200  Bay Networks, Inc.*.....................................    85,000
  2,500  Cabletron Systems, Inc.*................................    70,780
  1,400  Ceridian Corporation*...................................    59,150
 11,000  Cisco Systems, Inc.*....................................   738,375
  4,500  Compaq Computers, Inc.*.................................   446,625
    600  Data General Corporation*...............................    15,600
  2,900  Dell Computer Corporation*..............................   340,569
  2,500  Digital Equipment Corporation*..........................    88,594
  2,100  Honeywell, Inc..........................................   159,338
  2,100  Ikon Office Solutions, Inc..............................    52,369
    700  Intergraph Corporation*.................................     5,950
 16,900  International Business Machines
           Corporation........................................... 1,524,169
 19,800  Microsoft Corporation*.................................. 2,502,225
  5,700  Novell, Inc.*...........................................    39,544
 10,900  Oracle Systems Corporation*.............................   549,088
  2,100  Parametric Technology Company*..........................    89,380
  2,500  Pitney-Bowes, Inc.......................................   173,750
  4,000  Seagate Technology, Inc.*...............................   140,750
  2,900  Silicon Graphics, Inc.*.................................    43,500
  6,000  Sun Microsystems, Inc.*.................................   223,312
  1,900  Tandem Computers, Inc.*.................................    38,475
  2,800  Unisys Corporation*.....................................    21,350
  5,300  Xerox Corporation.......................................   418,038

               ------------------------------------------------------------
               Total Business Machines                            8,145,581
               ============================================================

Business Services (0.9%)

  4,800  Automatic Data Processing, Inc..........................   225,600
  1,700  Block (H.R.), Inc.......................................    54,825
  3,500  Browning-Ferris Industries, Inc.........................   116,375
  2,800  Cognizant Corporation...................................   113,400
  5,950  Computer Associates International, Inc..................   331,341
  1,300  Computer Sciences Corporation*..........................    93,763
  1,300  Deluxe Corporation......................................    44,363
  1,000  Ecolab, Inc.............................................    47,750
  7,400  First Data Corporation..................................   325,138
  1,300  Interpublic Group of Companies, Inc.....................    79,706
    500  John H. Harland Company.................................    11,406
  5,100  Laidlaw, Inc............................................    70,444
  1,500  Moore Corporation, Ltd..................................    29,530
    800  National Service Industries, Inc........................    38,950
    900  Safety Kleen Corporation................................    15,188
    400  Shared Medical Systems Corporation......................    21,600
  2,800  The Dun & Bradstreet Corporation........................    73,500
  4,983  Waste Management Inc....................................   160,078

               ------------------------------------------------------------
               Total Business Services                            1,852,957
               ============================================================

Chemicals (1.9%)

  1,800  Air Products & Chemicals, Inc...........................   146,250
 18,600  E.I. Du Pont de Nemours & Company....................... 1,169,475
  1,300  Eastman Chemical Company................................    82,550
  1,000  Great Lakes Chemical Corporation........................    52,375
  1,600  Hercules, Inc...........................................    76,600
  6,900  Minnesota Mining and
           Manufacturing Company.................................   703,800
  9,700  Monsanto Company........................................   417,706
  2,300  Morton International, Inc...............................    69,430
  1,100  Nalco Chemical Company..................................    42,488
  3,000  PPG Industries, Inc.....................................   174,375
  2,600  Praxair, Inc............................................   145,600

The accompanying notes to the financial statements are an integral part of this schedule.

                                     AAL Variable Annuity Semi-Annual Report  18

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997

Shares  Common Stock (55.3%)                                Market Value
=========================================================================
Chemicals (1.9%)--Continued

 1,100  Rohm & Haas Company....................................$   99,069
 1,600  Sigma-Aldrich Corporation..............................    56,100
 4,000  The Dow Chemical Company...............................   348,500
 2,000  Union Carbide Corporation..............................    94,125
 1,300  W.R. Grace & Company...................................    71,663

               ----------------------------------------------------------
               Total Chemicals                                  3,750,106
               ==========================================================

Construction (0.2%)

   700  Armstrong World Industries, Inc........................    51,363
   500  Centex Corporation.....................................    20,312
   700  Crane Company..........................................    29,269
 1,400  Fluor Corporation......................................    77,262
   600  Kaufman & Broad Home Corporation.......................    10,538
 2,600  Masco Corporation......................................   108,550
   800  Owens-Corning Fiberglass Corporation...................    34,500
   300  Pulte Corporation......................................    10,369
 2,800  Sherwin-Williams Company...............................    86,450
 1,400  Stanley Works..........................................    56,000

               ----------------------------------------------------------
               Total Construction                                 484,613
               ==========================================================

Consumer Durables (0.1%)

 1,500  Black & Decker Corporation.............................    55,781
 1,600  Maytag Corporation.....................................    41,800
 2,600  Newell Company.........................................   103,025
 1,000  Tupperware Corporation.................................    36,500
 1,200  Whirlpool Corporation..................................    65,475

               ----------------------------------------------------------
               Total Consumer Durables                            302,581
               ==========================================================

Containers (0.1%)

   400  Ball Corporation.......................................    12,025
   800  Bemis Company, Inc.....................................    34,600
 2,100  Crown Cork & Seal Company, Inc.........................   112,219
 1,600  Stone Container Corporation............................    22,900

               ----------------------------------------------------------
               Total Containers                                   181,744
               ==========================================================

Cosmetics (1.6%)

   900  Alberto-Culver Company.................................    25,200
 2,200  Avon Products, Inc.....................................   155,238
   900  Clorox Company.........................................   118,800
 4,900  Colgate-Palmolive Company..............................   319,725
 9,200  Gillette Company.......................................   871,700
 1,800  International Flavors and Fragrances, Inc..............    90,900
11,200  Procter & Gamble Company............................... 1,582,000

               ----------------------------------------------------------
               Total Cosmetics                                  3,163,563
               ==========================================================

Credit Cards (0.1%)

 2,400  Equifax, Inc...........................................    89,250

               ----------------------------------------------------------
               Total Credit Cards                                  89,250
               ==========================================================

Drugs & Medicine (6.3%)

12,800  Abbott Laboratories....................................   854,400
 1,000  Allergan, Inc..........................................    31,813
 1,300  Alza Corporation*......................................    37,700
10,600  American Home Products Corporation.....................   810,900
 4,400  Amgen, Inc.*...........................................   255,750
   900  Bard (C.R.), Inc.......................................    32,681
   900  Bausch & Lomb, Inc.....................................    42,413
 4,600  Baxter International, Inc..............................   240,350
 2,000  Becton, Dickinson and Company..........................   101,250
 1,600  Beverly Enterprises, Inc.*.............................    26,000
 1,800  Biomet, Inc............................................    33,525
 3,200  Boston Scientific Corporation*.........................   196,600
16,500  Bristol-Myers Squibb Company........................... 1,336,500
 1,800  Cardinal Health Inc....................................   103,050
10,950  Columbia/HCA Healthcare Corporation....................   430,472
 9,200  Eli Lilly & Company.................................... 1,005,675
 1,200  Guidant Corporation....................................   102,000
 5,600  HEALTHSOUTH Corporation*...............................   139,650
 2,600  Humana, Inc.*..........................................    60,125
22,000  Johnson & Johnson...................................... 1,416,250
 1,200  Mallinckrodt Group, Inc................................    45,600
 1,000  Manor Care, Inc........................................    32,625
 4,000  Medtronic, Inc.........................................   324,000
19,900  Merck & Company, Inc................................... 2,059,650

The accompanying notes to the financial statements are an integral part of this schedule.

19  AAL Variable Annuity Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997

Shares   Common Stock (55.3%)                                    Market Value
=============================================================================
Drugs & Medicine (6.3%)--Continued

 10,600  Pfizer, Inc..............................................$ 1,266,700
  8,280  Pharmacia & Upjohn, Inc..................................    287,730
 12,000  Schering-Plough Corporation..............................    574,500
  1,450  St. Jude Medical, Inc.*..................................     56,550
  4,900  Tenet Healthcare Corporation*............................    144,855
  1,200  U.S. Surgical Corporation................................     44,700
  3,100  United Healthcare Corporation............................    161,200
  4,500  Warner-Lambert Company...................................    559,125

               --------------------------------------------------------------
               Total Drugs & Medicine                              12,814,339
               ==============================================================

Electronics (2.7%)

  3,528  AMP, Inc.................................................    147,294
  2,100  Adobe Systems, Inc.......................................     73,631
  2,300  Advanced Micro Devices, Inc.*............................     82,800
  3,000  Applied Materials, Inc.*.................................    212,438
    700  EG&G, Inc................................................     15,750
  4,000  EMC Corporation*.........................................    156,000
  2,200  General Instrument Corporation*..........................     55,000
    800  General Signal Corporation...............................     34,900
    700  Harris Corporation.......................................     58,800
 16,700  Hewlett-Packard Company..................................    935,200
 13,500  Intel Corporation........................................  1,914,469
  2,300  LSI Logic Corporation*...................................     73,600
  3,400  Micron Technology, Inc.*.................................    135,787
  9,800  Motorola, Inc............................................    744,800
  2,300  National Semiconductor Corporation*......................     70,438
    800  Perkin Elmer Corporation.................................     63,650
  1,200  Scientific-Atlanta, Inc..................................     26,250
    500  Tektronix, Inc...........................................     30,000
  3,000  Tellabs, Inc.*...........................................    167,625
  3,100  Texas Instruments, Inc...................................    260,594
  2,400  Thermo Electron Corporation*.............................     82,500
    900  Thomas & Betts Corporation...............................     47,306

               --------------------------------------------------------------
               Total Electronics                                    5,388,832
               ==============================================================

Energy-Raw Materials (0.7%)

  2,400  Baker Hughes, Inc........................................     92,850
  2,000  Burlington Resources, Inc................................     88,250
  2,900  Dresser Industries, Inc..................................    108,025
    300  Eastern Enterprises......................................     10,405
  2,100  Halliburton Company......................................    166,425
    600  Louisiana Land and Exploration
           Company................................................     34,275
    900  McDermott International, Inc.............................     26,269
  5,400  Occidental Petroleum Corporation.........................    135,338
  4,100  Schlumberger, Ltd........................................    512,500
  4,132  Union Pacific Resources Group Inc........................    102,784
    900  Western Atlas, Inc.*.....................................     65,925

               --------------------------------------------------------------
               Total Energy-Raw Materials                           1,343,046
               ==============================================================

Food & Agriculture (3.6%)

  8,702  Archer-Daniels-Midland Company...........................    204,496
  2,400  CPC International, Inc...................................    221,550
  7,600  Campbell Soup Company....................................    380,000
 40,900  Coca-Cola Company........................................  2,760,750
  3,900  ConAgra, Inc.............................................    250,088
    600  Fleming Companies, Inc...................................     10,800
  2,700  General Mills, Inc.......................................    175,838
  6,050  H.J. Heinz Company.......................................    279,055
  2,500  Hershey Foods Corporation................................    138,281
  3,400  Kellogg Company..........................................    291,125
 25,200  PepsiCo, Inc.............................................    946,575
  1,400  Pioneer Hi-Bred International, Inc.......................    112,000
  2,200  Quaker Oats Company......................................     98,725
  1,800  Ralston Purina Corporation...............................    147,938
  7,900  Sara Lee Corporation.....................................    328,838
  1,100  Supervalu, Inc...........................................     37,950
  2,800  Sysco Corporation........................................    102,200
  2,600  Unilever N.V.............................................    566,800
  1,600  Whitman Corporation......................................     38,400
  1,900  Wrigley (Wm) Jr. Company.................................    127,300

               --------------------------------------------------------------
               Total Food & Agriculture                             7,218,709
               ==============================================================

 The accompanying notes to the financial statements are an integral part of this schedule.

                                     AAL Variable Annuity Semi-Annual Report  20

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997

Shares   Common Stock (55.3%)                                  Market Value
===========================================================================
Gold (0.2%)

  6,100  Barrick Gold Corporation............................    $  134,200
  3,700  Battle Mountain Gold Company........................        21,044
  2,400  Homestake Mining Company............................        31,350
  2,517  Newmont Mining Corporation..........................        98,162
  3,900  Placer Dome, Inc....................................        63,863

               ------------------------------------------------------------
               Total Gold                                           348,619
               ============================================================

Insurance (2.1%)

      1  Aegon N.V...........................................            44
  2,514  Aetna Life & Casualty Company.......................       257,370
  7,248  Allstate Corporation................................       529,104
  4,009  American General Corporation........................       191,420
  7,700  American International Group, Inc...................     1,150,188
  2,700  Aon Corporation.....................................       139,725
  2,900  Chubb Corporation...................................       193,938
  1,200  Cigna Corporation...................................       213,000
  3,100  Conseco, Inc........................................       114,700
  1,400  General Re Corporation..............................       254,800
  1,900  ITT Hartford Group, Inc.............................       157,225
  1,200  Jefferson-Pilot Corporation.........................        83,850
  1,700  Lincoln National Corporation........................       109,438
    700  MBIA, Inc...........................................        78,969
  1,900  MGIC Investment Corporation.........................        91,080
  2,800  Marsh & McLennan Companies, Inc.....................       199,850
  2,000  Safeco Corporation..................................        93,375
  1,400  St. Paul Companies, Inc.............................       106,750
  1,300  Torchmark Corporation...............................        92,625
  1,100  Transamerica Corporation............................       102,919
  1,800  USF&G Corporation...................................        43,200
  2,400  Unum Corporation....................................       100,800

               ------------------------------------------------------------
               Total Insurance                                    4,304,370
               ============================================================

Liquor (0.3%)

  8,100  Anheuser-Busch Companies, Inc.......................       339,694
  1,100  Brown-Foreman Corporation...........................        53,694
    600  Coors (Adolph) Company..............................        15,975
  6,100  Seagram Company, Ltd................................       245,525

               ------------------------------------------------------------
               Total Liquor                                         654,888
               ============================================================

Media (1.0%)

  5,300  Comcast Corporation, Class A........................       113,288
  2,400  Donnelley (R.R.) & Sons Company.....................        87,900
  1,500  Dow Jones & Company, Inc............................        60,280
  2,300  Gannett Company, Inc................................       227,125
    600  King World Productions, Inc.........................        21,000
  1,500  Knight-Ridder, Inc..................................        73,594
  1,600  McGraw-Hill, Inc....................................        94,100
    800  Meredith Corporation................................        23,200
  1,600  New York Times Company..............................        79,200
 10,900  Tele-Communications, Inc.*..........................       162,138
  9,200  Time Warner, Inc....................................       443,900
  1,600  Times Mirror Company................................        88,400
  2,000  Tribune Company.....................................        96,125
  5,800  Viacom, Inc.*.......................................       174,000
 10,400  Westinghouse Electric Corporation...................       240,500

               ------------------------------------------------------------
               Total Media                                        1,984,750
               ============================================================

Miscellaneous Finance (1.6%)

  1,700  Ahmanson (H.F.) & Company...........................        73,100
  7,800  American Express Company............................       581,100
    900  Beneficial Corporation..............................        63,956
 17,700  Fannie Mae..........................................       772,163
 11,400  Federal Home Loan Mortgage
           Corporation.......................................       391,875
    900  Golden West Financial Corporation...................        63,000
  2,300  Great Western Financial Corporation.................       123,625
  2,200  Green Tree Financial Corporation....................        78,375
  1,800  Household International Corporation.................       211,388

The accompanying notes to the financial statements are an integral part of this schedule.

21  AAL Variable Annuity Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997

Shares   Common Stock (55.3%)                                     Market Value
==============================================================================
Total Miscellaneous Finance----Continued

  5,450  MBNA Corporation...........................................  $199,605
 10,600  Travelers Group, Inc. .....................................   668,463

              ----------------------------------------------------------------
              Total Miscellaneous
              Finance                                                3,226,650
              ================================================================

Motor Vehicles (1.1%)

 11,400  Chrysler Corporation.......................................   374,063
    700  Cummins Engine Company, Inc................................    49,394
  1,700  Dana Corporation...........................................    64,600
  1,300  Eaton Corporation..........................................   113,506
  1,000  Echlin, Inc................................................    36,000
    500  Fleetwood Enterprises, Inc.................................    14,906
 19,600  Ford Motor Company.........................................   739,900
 12,300  General Motors Corporation.................................   684,955
  2,900  Genuine Parts Company......................................    98,238
  1,900  ITT Industries, Inc........................................    48,925
  1,200  Navistar International Corporation*........................    20,700
  1,300  PACCAR, Inc................................................    60,369

              ----------------------------------------------------------------
              Total Motor Vehicles                                   2,305,556
              ================================================================

Non-Durables & Entertainment (0.6%)

  1,200  American Greetings Corporation,
          Class A...................................................    44,550
  2,500  Darden Restaurants, Inc....................................    22,656
  1,100  Harcourt General, Inc......................................    52,388
  2,100  Hasbro, Inc................................................    59,588
    600  Jostens, Inc...............................................    16,050
  4,725  Mattel, Inc................................................   160,059
 11,300  McDonald's Corporation.....................................   545,930
  2,400  Rubbermaid, Inc............................................    71,400
  3,900  Service Corporation International..........................   128,213
  2,100  Wendy's International, Inc.................................    54,469

              ----------------------------------------------------------------
              Total Non-Durables
              & Entertainment                                        1,155,303
              ================================================================

Non-Ferrous Metals (0.4%)

  3,700  Alcan Aluminum, Ltd........................................   128,343
  2,900  Aluminum Company of America................................   218,588
    700  Asarco, Inc................................................    21,438
  1,500  Cyprus Minerals Company....................................    36,750
  2,200  Echo Bay Mines, Ltd........................................    12,650
  2,350  Engelhard Corporation......................................    49,203
  3,300  Freeport-McMoran Copper &
          Gold, Class B.............................................   102,713
  2,700  Inco, Ltd..................................................    81,169
  1,100  Phelps Dodge Corporation...................................    93,705
  1,200  Reynolds Metals Company....................................    85,500

              ----------------------------------------------------------------
              Total Non-Ferrous Metals                                 830,059
              ================================================================

Oil-Domestic (0.6%)

  1,500  Amerada Hess Corporation...................................    83,344
  1,200  Ashland Oil, Inc...........................................    55,650
  5,300  Atlantic Richfield Company.................................   373,650
    400  Helmerich & Payne, Inc.....................................    23,050
    800  Kerr-McGee Corporation.....................................    50,700
  1,700  Oryx Energy Company*.......................................    35,913
    800  Pennzoil Corporation.......................................    61,400
  4,300  Phillips Petroleum Company.................................   188,125
  1,400  Rowan Companies, Inc.*.....................................    39,463
  1,600  Santa Fe Energy Resources, Inc.*...........................    23,500
  1,200  Sun Company, Inc...........................................    37,200
  4,700  USX-Marathon Group, Inc....................................   135,713
  4,100  Unocal Corporation.........................................   159,130

              ----------------------------------------------------------------
              Total Oil-Domestic                                     1,266,838
              ================================================================

Oil-International (3.6%)

  8,100  Amoco Corporation..........................................   704,193
 10,800  Chevron Corporation........................................   798,525
 40,900  Exxon Corporation.......................................... 2,515,350
 13,000  Mobil Corporation..........................................   908,375
 35,200  Royal Dutch Petroleum Company.............................. 1,914,000
 4,300   Texaco, Inc................................................   467,625

              ----------------------------------------------------------------
              Total Oil                                              7,308,068
              ================================================================

 The accompanying notes to the financial statements are an integral part of this schedule.

                                     AAL Variable Annuity Semi-Annual Report  22

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997


Shares   Common Stock (55.3%)                                     Market Value
==============================================================================
Optical & Photo (0.3%)
 3,800   Corning, Inc. ..........................................  $  211,375
 5,500   Eastman Kodak Company...................................     422,125
   700   Polaroid Corporation....................................      38,850

                           --------------------------------------------------
                           Total Optical & Photo.................     672,350
                           ==================================================

Paper & Forest Products (0.7%)
   800   Boise Cascade Corporation...............................      28,250
 1,500   Champion International Corporation......................      82,875
 1,500   Georgia-Pacific Corporation.............................     128,063
 4,902   International Paper Company.............................     238,053
 1,400   James River Corporation of Virginia.....................      51,800
 9,180   Kimberly-Clark Corporation..............................     456,705
 1,800   Louisiana-Pacific Corporation...........................      38,025
   800   Mead Corporation........................................      49,800
   500   Potlatch Corporation....................................      22,625
   900   Temple-Inland, Inc......................................      48,600
 1,200   Union Camp Corporation..................................      60,000
 1,600   Westvaco Corporation....................................      50,300
 3,200   Weyerhaeuser Company....................................     166,400
   900   Willamette Industries, Inc..............................      63,000

                           --------------------------------------------------
                           Total Paper & Forest
                           Products..............................   1,484,496
                           ==================================================

Producers Goods (3.2%)
   400   Aeroquip-Vickers Inc.*..................................      18,900
 4,700   Allied-Signal, Inc......................................     394,800
 1,700   Avery Dennison Corporation..............................      68,213
 1,300   Case Corporation........................................      89,538
 3,200   Caterpillar, Inc........................................     343,600
   600   Cincinnati Milacron, Inc................................      15,563
 1,900   Cooper Industries, Inc..................................      94,525
 4,200   Deere & Company.........................................     230,475
 1,800   Dover Corporation.......................................     110,700
 7,300   Emerson Electric Company................................     401,956
   600   FMC Corporation*........................................      47,663
   600   Foster Wheeler Corporation..............................      24,300
54,100   General Electric Company................................   3,536,788
   500   Giddings & Lewis, Inc...................................      10,438
   800   Harnischfeger Industries, Inc...........................      33,200
 4,100   Illinois Tool Works, Inc................................     204,744
 1,800   Ingersoll-Rand Company..................................     111,150
 1,300   Johnson Controls, Inc...................................      53,381
   700   Millipore Corporation...................................      30,800
   105   NACCO Industries, Inc...................................       5,926
 2,000   Pall Corporation........................................      46,500
 1,200   Parker Hannifin Corporation.............................      72,824
   700   Raychem Corporation.....................................      52,062
 1,000   Snap-On, Inc............................................      39,375
 2,800   Tenneco, Inc............................................     126,525
 1,000   Timken Company..........................................      35,563
 2,800   Tyco International Ltd..................................     194,775
   900   W.W. Grainger, Inc......................................      70,368

                           --------------------------------------------------
                           Total Producers Goods.................   6,464,652
                           ==================================================

Railroad & Shipping (0.5%)
 2,564   Burlington Northern, Inc................................     230,440
 3,600   CSX Corporation.........................................     199,800
 2,100   Norfolk Southern Corporation............................     211,575
 4,100   Union Pacific Corporation...............................     289,050

                           --------------------------------------------------
                           Total Railroad & Shipping.............     930,865
                           ==================================================

Retail Stores (2.6%)
 4,100   Albertson's, Inc........................................     149,650
 2,400   American Stores Company.................................     118,500
 2,400   Autozone, Inc.*.........................................      56,550
 6,650   CUC International, Inc.*................................     171,653
 2,700   CVS Corporation.........................................     138,375
 1,700   Charming Shoppes, Inc.*.................................       8,871
 1,600   Circuit City Stores, Inc................................      56,900
 3,400   Costco Companies, Inc.*.................................     111,775
 3,500   Dayton Hudson Corporation...............................     186,156
 1,800   Dillard's Inc...........................................      62,325
 3,400   Federated Department Stores, Inc.*......................     118,150
 4,500   Gap, Inc................................................     174,938
   900   Giant Food, Inc., Class A...............................      29,363
   600   Great Atlantic & Pacific Tea
           Company, Inc..........................................      16,313
 8,000   Home Depot, Inc.........................................     551,500

The accompanying notes to the financial statements are an integral part of this schedule.

23  AAL Variable Annuity Semi-Annual Report

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997

Shares        Common Stock (55.3%)                                Market Value
===========================================================================================
Retail Stores (2.6%)-Continued
 ..............................
   4,000      J.C. Penney Company, Inc. .......................................  $  208,750
   7,900      Kmart Corporation*...............................................      96,775
   4,100      Kroger Corporation*..............................................     118,900
     600      Long's Drug Stores, Inc..........................................      15,713
   2,800      Lowe's Companies, Inc............................................     103,950
   4,000      May Department Stores Company....................................     189,000
     600      Mercantile Stores Company, Inc...................................      37,763
   1,300      Nordstrom, Inc...................................................      63,780
   1,000      Pep Boys-Manny, Moe, & Jack......................................      34,063
   2,000      Rite Aid Corporation.............................................      99,750
   6,500      Sears Roebuck & Company..........................................     349,375
   2,800      TJX Companies, Inc...............................................      73,850
   1,000      Tandy Corporation................................................      56,000
   4,370      The Limited, Inc.................................................      88,493
   4,700      Toys "R" Us, Inc.*...............................................     164,500
  37,300      Wal-Mart Stores, Inc.............................................   1,261,205
   4,000      Walgreen Company.................................................     214,500
   2,500      Winn-Dixie Stores, Inc...........................................      93,125
   2,200      Woolworth Corporation*...........................................      52,800
                   ------------------------------------------------------------------------
                   Total Retail Stores.........................................   5,273,311
                   ========================================================================

Steel (0.1%)
 ............

   2,862      Allegheny Teledyne, Inc...........................................     77,274
   1,700      Armco, Inc.*......................................................      6,588
   1,800      Bethlehem Steel Corporation*......................................     18,788
     800      Inland Steel Industries, Inc......................................     20,900
   1,400      Nucor Corporation.................................................     79,100
   1,400      USX-US Steel Group, Inc...........................................     49,087
   1,500      Worthington Industries, Inc.......................................     27,468
                   ------------------------------------------------------------------------
                   Total Steel..................................................    279,205
                   ========================================================================

Telephone (4.1%)
 ................

   3,000      ALLTEL Corporation................................................    100,313
  26,700      AT&T Corporation..................................................    936,169
   8,200      Airtouch Communications, Inc.*....................................    224,475
   9,100      Ameritech Corporation.............................................    618,230
   1,500      Andrew Corporation*...............................................     42,188
   7,200      Bell Atlantic Corporation.........................................    546,300
  16,300      BellSouth Corporation.............................................    755,913
   1,900      DSC Communications Corporation*...................................     42,275
   2,700      Frontier Corporation..............................................     53,830
  15,700      GTE Corporation...................................................    688,838
  10,550      Lucent Technologies, Inc..........................................    760,259
  11,300      MCI Communications Corporation....................................    432,578
   4,300      Northern Telecom Ltd..............................................    391,300
   7,200      Nynex Corporation.................................................    414,900
  15,061      SBC Communications, Inc...........................................    931,899
   7,100      Sprint Corporation................................................    373,638
  10,100      U.S. West Media Group*............................................    204,525
   7,900      U.S. West, Inc....................................................    297,731
  14,700      WorldCom, Inc.*...................................................    470,400
                   ------------------------------------------------------------------------
                   Total Telephone..............................................  8,285,761
                   ========================================================================

Tires & Rubber (0.1%)
 .....................

   1,200      Cooper Tire & Rubber Company......................................     26,400
   2,600      Goodyear Tire & Rubber Company....................................    164,612
                   ------------------------------------------------------------------------
                   Total Tires & Rubber.........................................    191,012
                   ========================================================================

Tobacco (1.1%)
 ..............

   2,800      American Brands, Inc..............................................    104,475
   1,900      Loews Corporation.................................................    190,237
  40,000      Phillip Morris Companies, Inc.....................................  1,775,000
   3,000      UST, Inc..........................................................     83,250
                   ------------------------------------------------------------------------
                   Total Tobacco................................................  2,152,962
                   ========================================================================

Travel & Recreation (0.7%)
 ..........................

   1,600      Brunswick Corporation.............................................     50,000
  11,129      Disney (Walt) Company.............................................    893,102
   2,600      HFS, Inc.*........................................................    150,800
   1,600      Harrah's Entertainment*...........................................     28,800
   4,100      Hilton Hotels Corporation.........................................    108,906
   1,900      ITT Corporation*..................................................    116,019
   2,100      Marriott International, Inc.......................................    128,888
                   ------------------------------------------------------------------------
                   Total Travel & Recreation....................................  1,476,515
                   ========================================================================


  The accompanying notes to the financial statements are an integral part of this schedule.

                                                AAL Variable Annuity Semi-Annual Report  24


SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997

Shares   Common Stock (55.3%)                                     Market Value
==============================================================================
Trucking & Freight (0.1%)

    600  Caliber System, Inc. ....................................$     22,350
  1,200  Ryder Systems, Inc. .....................................      39,600

               ---------------------------------------------------------------
               Total Trucking & Freight                                 61,950
               ===============================================================

Utilities & Energy (1.7%)

   3,100 American Electric Power Company..........................     130,200
   2,400 Baltimore Gas & Electric Company.........................      64,050
   2,500 CINergy Corporation......................................      87,031
   2,400 Carolina Power & Light Company...........................      86,100
   3,400 Central & Southwest Corporation..........................      72,250
   1,700 Coastal Corporation......................................      90,418
     900 Columbia Gas System, Inc.................................      58,725
   3,800 Consolidated Edison Company
           of New York............................................     111,862
   1,600 Consolidated Natural Gas Company.........................      86,100
   2,300 DTE Energy Company.......................................      63,538
   3,000 Dominion Resources, Inc..................................     109,875
   5,911 Duke Energy Corporation..................................     283,359
   6,900 Edison International.....................................     171,638
   4,200 Enron Corporation........................................     171,413
   1,100 Enserch Corporation......................................      24,475
   3,900 Entergy Corporation......................................     106,763
   3,000 FPL Group, Inc...........................................     138,188
   1,900 GPU, Inc.................................................      68,163
   3,800 Houston Industries, Inc..................................      81,463
   2,300 Niagara Mohawk Power Corporation*........................      19,694
     800 Nicor, Inc...............................................      28,700
   1,800 NorAm Energy Corporation.................................      27,450
   1,100 Northern States Power Company............................      56,925
     400 ONEOK, Inc...............................................      12,875
   2,500 Ohio Edison Company......................................      54,530
   2,700 PP&L Resources, Inc......................................      53,830
   1,300 Pacific Enterprises......................................      43,713
   6,700 Pacific Gas & Electric Company...........................     162,475
   4,800 PacifiCorp...............................................     105,600
   3,600 Peco Energy Company......................................      75,600
     600 Peoples Energy Corporation...............................      22,462
   3,800 Public Service Enterprise................................      95,000
   1,400 Sonat, Inc...............................................      71,750
  11,200 Southern Company.........................................     245,000
   3,700 Texas Utilities Company..................................     127,418
   3,500 Unicom Corporation.......................................      77,875
   1,600 Union Electric Company...................................      60,300
   2,550 Williams Companies, Inc..................................     111,563

               ---------------------------------------------------------------
               Total Utilities & Energy                              3,458,371
               ===============================================================

               ---------------------------------------------------------------
               Total Common Stocks
               (cost basis $86,025,887)                            111,703,595
               ===============================================================

Principal Long-Term                                   Interest  Maturity   Market
Amount    Debt Securities (36.6%)                     Rate      Date       Value
==================================================================================
U.S. Government Obligations (15.9%)
$200,000  U.S. Treasury Bonds.........................10.375%   11/15/12   253,937
 250,000  U.S. Treasury Bonds......................... 9.875    11/15/15   328,828
 700,000  U.S. Treasury Bonds......................... 7.250     5/15/16   729,968
 600,000  U.S. Treasury Bonds......................... 7.500    11/15/16   641,250
 500,000  U.S. Treasury Bonds......................... 8.750     5/15/17   601,563
 425,000  U.S. Treasury Bonds......................... 8.125     8/15/19   484,633
 250,000  U.S. Treasury Bonds......................... 8.500     2/15/20   296,016
 400,000  U.S. Treasury Bonds......................... 7.875     2/15/21   445,750
 700,000  U.S. Treasury Bonds......................... 8.125     8/15/21   801,281
 300,000  U.S. Treasury Bonds......................... 8.000    11/15/21   339,281
 400,000  U.S. Treasury Bonds......................... 7.250     8/15/22   417,375
 250,000  U.S. Treasury Bonds......................... 7.625    11/15/22   272,188
 400,000  U.S. Treasury Bonds......................... 7.125     2/15/23   411,750
 500,000  U.S. Treasury Bonds......................... 6.250     8/15/23   462,656
 550,000  U.S. Treasury Bonds......................... 7.500    11/15/24   593,140
 595,000  U.S. Treasury Bonds......................... 7.625     2/15/25   651,153
 500,000  U.S. Treasury Bonds......................... 6.875     8/15/25   501,563
 600,000  U.S. Treasury Notes......................... 6.250     6/30/98   602,625
 450,000  U.S. Treasury Notes......................... 8.250     7/15/98   460,828
 400,000  U.S. Treasury Notes......................... 5.250     7/31/98   397,500
 600,000  U.S. Treasury Notes......................... 5.875     8/15/98   599,812
 725,000  U.S. Treasury Notes......................... 6.000     9/30/98   725,679
 800,000  U.S. Treasury Notes......................... 7.125    10/15/98   811,750
 500,000  U.S. Treasury Notes......................... 5.500    11/15/98   496,875
 325,000  U.S. Treasury Notes......................... 8.875    11/15/98   337,289
 800,000  U.S. Treasury Notes......................... 5.125    12/31/98   790,500
 775,000  U.S. Treasury Notes......................... 6.375     1/15/99   779,600
 650,000  U.S. Treasury Notes......................... 8.875     2/15/99   678,234
 450,000  U.S. Treasury Notes......................... 5.500     2/28/99   446,203
 500,000  U.S. Treasury Notes......................... 5.875     3/31/99   498,750

The accompanying notes to the financial statements are an integral part of this schedule.

25  AAL Variable Annuity Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997

Principal Long-Term                               Interest  Maturity  Market
Amount    Debt Securities (36.6%)                 Rate      Date      Value
===============================================================================
U.S. Government Obligations (15.9%)----Continued

$600,000  U.S. Treasury Notes...................  7.000%    4/15/99   $609,562
 650,000  U.S. Treasury Notes...................  6.750     5/31/99    657,515
 675,000  U.S. Treasury Notes.................... 6.750     6/30/99    683,226
 700,000  U.S. Treasury Notes.................... 6.875     7/31/99    710,280
 500,000  U.S. Treasury Notes.................... 8.000     8/15/99    518,438
 400,000  U.S. Treasury Notes.................... 7.125     9/30/99    408,250
 500,000  U.S. Treasury Notes.................... 7.500    10/31/99    514,219
 750,000  U.S. Treasury Notes.................... 7.750    11/30/99    776,015
 600,000  U.S. Treasury Notes.................... 7.750    12/31/99    621,375
 500,000  U.S. Treasury Notes.................... 7.750     1/31/00    518,125
 575,000  U.S. Treasury Notes.................... 7.125     2/29/00    587,578
 700,000  U.S. Treasury Notes.................... 6.750     4/30/00    709,188
 750,000  U.S. Treasury Notes.................... 6.125     7/31/00    747,656
 375,000  U.S. Treasury Notes.................... 8.500    11/15/00    399,844
 300,000  U.S. Treasury Notes.................... 5.500    12/31/00    292,500
 575,000  U.S. Treasury Notes.................... 5.250     1/31/01    556,313
 500,000  U.S. Treasury Notes.................... 7.750     2/15/01    523,125
 450,000  U.S. Treasury Notes.................... 6.375     3/31/01    450,844
 775,000  U.S. Treasury Notes.................... 8.000     5/15/01    818,836
 200,000  U.S. Treasury Notes.................... 7.875     8/15/01    210,875
 350,000  U.S. Treasury Notes.................... 7.500    11/15/01    364,765
 750,000  U.S. Treasury Notes.................... 7.500     5/15/02    784,688
 175,000  U.S. Treasury Notes.................... 6.500     5/31/02    175,656
 125,000  U.S. Treasury Notes....................10.750     2/15/03    150,156
 300,000  U.S. Treasury Notes.................... 6.250     2/15/03    297,656
 250,000  U.S. Treasury Notes.................... 5.750     8/15/03    241,406
 600,000  U.S. Treasury Notes.................... 5.875     2/15/04    581,250
 200,000  U.S. Treasury Notes.................... 7.250     5/15/04    208,437
 230,000  U.S. Treasury Notes.................... 6.500     5/15/05    229,641
 450,000  U.S. Treasury Notes.................... 9.000     2/15/06    533,390
 575,000  U.S. Treasury Notes.................... 7.000     7/15/06    591,531
 300,000  U.S. Treasury Notes.................... 6.500    10/15/06    298,688
 450,000  U.S. Treasury Notes.................... 6.750     8/15/26    445,219

               ---------------------------------------------------------------
               Total U.S. Government
               Obligations                                          32,074,224
               ===============================================================

U.S. Government Agency Obligations (13.4%)

 250,000  Federal Home Loan
            Bank Notes........................... 9.250    11/25/98    260,548
 250,000  Federal Home Loan Bank
            Notes Debentures..................... 7.260     9/06/01    256,721
 580,000  Federal Home Loan
            Mortgage Corporation
            15-Yr. Pass Through.................. 5.990    12/01/03    560,795
 193,237  Federal Home Loan
            Mortgage Corporation
            15-Yr. Pass Through.................. 7.000    11/10/10    193,229
 498,412  Federal Home Loan
            Mortgage Corporation
            30-Yr. Pass Through.................. 7.500     4/15/27    500,435
 499,637  Federal Home Loan
            Mortgage Corporation
            30-Yr. Pass Through.................. 7.000     5/01/27    490,528
 226,032  Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr.
            Pass Through......................... 6.500     4/01/09    223,039
 180,858  Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr.
            Pass Through......................... 7.500     8/01/10    183,766
 493,378  Federal Home Loan
            Mortgage Corporation
            Gold 15-Yr.
            Pass Through......................... 6.000     5/01/12    476,006
 190,289  Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.
            Pass Through......................... 6.500     4/01/24    183,842
 160,861  Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.
            Pass Through......................... 9.000     4/01/25    170,308
 232,668  Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.
            Pass Through......................... 7.000     9/01/25    228,894
 168,222  Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.
            Pass Through......................... 8.500     9/01/25    175,030
 245,907  Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.
            Pass Through......................... 7.500    11/01/25    247,227

The accompanying notes to the financial statements are an integral part of this schedule.

                                     AAL Variable Annuity Semi-Annual Report  26

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997

Principal  Long-Term                              Interest   Maturity  Market
Amount     Debt Securities (36.6%)                Rate       Date      Value
===============================================================================
U.S. Government Agency Obligations (13.4%)--Continued

 $241,030 Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.
            Pass Through........................  8.000%     1/01/26   $246,988
  249,882 Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.
            Pass Through........................  7.000      5/01/26    245,414
  237,840 Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.
            Pass Through.......................   7.500      7/01/26    238,917
  248,518 Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.
            Pass Through.......................   6.000      7/01/26    231,730
  241,156 Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.
            Pass Through.......................   7.500      8/01/26    242,248
  243,137 Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.
            Pass Through.......................   8.000     11/01/26    249,093
  241,126 Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.
            Pass Through.......................   6.500     11/01/26    231,247
  249,427 Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.
            Pass Through.......................   7.500      1/01/27    250,557
  494,431 Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.
            Pass Through.......................   6.500      1/15/27    473,986
  497,267 Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.
            Pass Through.......................   7.000      2/01/27    488,201
  445,998 Federal Home Loan
            Mortgage Corporation
            Gold 30-Yr.
            Pass Through.......................   8.000      3/01/27    456,925
  194,193 Federal Home Loan
            Mortgage Corporation
            Gold 5-Yr. Balloon.................   5.500     12/01/99    193,315
  115,290 Federal Home Loan
            Mortgage Corporation
            Gold 7-Yr. Balloon.................   7.000      7/01/02    116,168
  250,000 Federal Home Loan
            Mortgage Corporation
            Medium Term Note...................   6.395      5/16/00    250,298
  250,000 Federal National Mortgage
            Association 10-Yr.
            Pass Through.......................   6.700     11/10/05    245,862
  500,000 Federal National Mortgage
            Association 15-Yr.
            Pass Through.......................   6.450      4/23/01    499,768
   74,036 Federal National Mortgage
            Association 15-Yr.
            Pass Through.......................   9.000      4/01/10     77,144
   49,158 Federal National Mortgage
            Association 15-Yr.
            Pass Through.......................   9.000      4/01/10     51,221
  222,430 Federal National Mortgage
            Association 15-Yr.
            Pass Through.......................   6.000      2/01/11    214,585
  236,538 Federal National Mortgage
            Association 15-Yr.
            Pass Through.......................   8.000      5/01/11    242,628
  224,221 Federal National Mortgage
            Association 15-Yr.
            Pass Through.......................   7.500      6/01/11    227,846
  500,000 Federal National Mortgage
            Association 15-Yr.
            Pass Through.......................   5.800      2/22/06    469,906
  244,699 Federal National Mortgage
            Association 15-Yr.
            Pass Through.......................   7.000      6/01/11    244,325
  233,035 Federal National Mortgage
            Association 15-Yr.
            Pass Through.......................   6.500      7/01/11    228,446
  221,088 Federal National Mortgage
            Association 30-Yr.
            Conventional.......................   7.000      1/01/26    217,148
  345,000 Federal National Mortgage
            Association 30-Yr.
            Pass Through.......................   8.100      8/12/19    379,342

The accompanying notes to the financial statements are an integral part of this schedule.

27  AAL Variable Annuity Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997

Principal  Long-Term                               Interest  Maturity  Market
Amount     Debt Securities (36.6%)                 Rate      Date      Value
================================================================================
U.S. Government Agency Obligations (13.4%)--Continued

 $181,983  Federal National Mortgage
             Association 30-Yr.
             Pass Through........................  10.500%    8/01/20  $200,931
  201,259  Federal National Mortgage
             Association 30-Yr.
             Pass Through........................   7.500    10/01/24   202,523
  204,328  Federal National Mortgage
             Association 30-Yr.
             Pass Through........................   8.000     1/01/26   209,142
  239,520  Federal National Mortgage
             Association 30-Yr.
             Pass Through........................   7.000     3/01/26   234,904
  195,542  Federal National Mortgage
             Association 30-Yr.
             Pass Through........................   8.500     5/01/26   203,196
  239,726  Federal National Mortgage
             Association 30-Yr.
             Pass Through........................   8.000     8/01/26   245,254
  216,837  Federal National Mortgage
             Association 30-Yr.
             Pass Through........................   9.500     4/01/25   232,636
  230,142  Federal National Mortgage
             Association 30-Yr.
             Pass Through........................   7.500     9/01/25   231,145
  227,238  Federal National Mortgage
             Association 30-Yr.
             Pass Through........................   8.500    11/01/25   236,036
  247,024  Federal National Mortgage
             Association 30-Yr.
             Pass Through........................   6.500     2/01/26   236,427
  240,016  Federal National Mortgage
             Association 30-Yr.
             Pass Through........................   6.500     3/01/26   229,719
  233,168  Federal National Mortgage
             Association 30-Yr.
             Pass Through........................   6.000     5/01/26   217,076
  499,677  Federal National Mortgage
             Association 30-Yr.
             Pass Through........................   9.000     6/01/26   528,193
  242,075  Federal National Mortgage
             Association 30-Yr.
             Pass Through........................   7.500     7/01/26   242,835
  247,566  Federal National Mortgage
             Association 30-Yr.
             Pass Through........................   7.500     9/01/26   248,343
  248,690  Federal National Mortgage
             Association 30-Yr.
             Pass Through........................   7.000    11/01/26   243,898
  243,203  Federal National Mortgage
             Association 30-Yr.
             Pass Through........................   8.000    11/01/26   248,811
  233,425  Federal National Mortgage
             Association 30-Yr.
             Pass Through........................   7.500    12/01/26   234,158
  495,000  Federal National Mortgage
             Association 30-Yr.
             Pass Through........................   7.000     1/01/27   485,461
  246,947  Federal National Mortgage
             Association 30-Yr.
             Pass Through........................   7.500     2/01/27   247,722
  243,457  Federal National Mortgage
             Association 7-Yr.
             Balloon.............................   6.500    10/01/03   241,227
  490,421  Federal National Mortgage
             Association 7-Yr.
             Balloon.............................   6.000    12/01/03   477,925
  495,000  Federal National Mortgage
             Association 7-Yr.
             Balloon.............................   7.000     6/01/04   496,960
  250,000  Federal National Mortgage
             Association Medium
             Term Note...........................   6.720     8/01/05   250,109
  132,903  Government National
             Mortgage Association
             15-Yr. Pass Through.................   6.500     5/15/09   131,114
  497,595  Government National
             Mortgage Association
             15-Yr. Pass Through.................   7.000     4/15/12   498,789
  242,260  Government National
             Mortgage Association
             15-Yr. Pass Through.................   6.000     4/15/11   234,641
  239,271  Government National
             Mortgage Association
             15-Yr. Pass Through.................   6.500     6/15/11   235,988
  243,458  Government National
             Mortgage Association
             15-Yr. Pass Through.................   7.500     7/15/11   248,039
  183,109  Government National
             Mortgage Association
             30-Yr. Pass Through.................   8.000     6/01/25   187,460

The accompanying notes to the financial statements are an integral part of this schedule.

                                     AAL Variable Annuity Semi-Annual Report  28

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997

Principal  Long-Term                               Interest  Maturity  Market
Amount     Debt Securities (36.6%)                 Rate      Date      Value
===============================================================================
U.S. Government Agency Obligations (13.4%)----Continued

 $179,675  Government National
             Mortgage Association
             30-Yr. Pass Through.................. 9.500%    12/15/24  $194,253
  232,080  Government National
             Mortgage Association
             30-Yr. Pass Through.................. 7.000      1/15/26   228,063
  500,000  Government National
             Mortgage Association
             30-Yr. Pass Through.................. 7.000      1/15/26   491,344
  227,308  Government National
             Mortgage Association
             30-Yr. Pass Through.................. 8.000      4/15/26   232,716
  246,714  Government National
             Mortgage Association
             30-Yr. Pass Through.................. 6.000      5/15/26   229,503
  233,307  Government National
             Mortgage Association
             30-Yr. Pass Through.................. 7.000      5/15/26   229,268
  248,199  Government National
             Mortgage Association
             30-Yr. Pass Through.................. 8.500      6/15/26   258,352
  494,647  Government National
             Mortgage Association
             30-Yr. Pass Through.................. 8.000     11/15/26   506,414
  183,775  Government National
             Mortgage Association
             30-Yr. Pass Through.................. 7.500      8/15/25   184,638
  251,189  Government National
             Mortgage Association
             30-Yr. Pass Through.................. 6.500      3/15/26   240,463
  496,873  Government National
             Mortgage Association
             30-Yr. Pass Through.................. 7.000      4/15/26   488,272
  252,342  Government National
             Mortgage Association
             30-Yr. Pass Through.................. 7.500      4/15/26   253,235
  248,650  Government National
             Mortgage Association
             30-Yr. Pass Through.................. 7.500      5/15/26   249,530
  234,831  Government National
             Mortgage Association
             30-Yr. Pass Through.................. 8.500      7/15/26   244,437
  211,322  Government National
             Mortgage Association
             30-Yr. Pass Through.................. 9.000      8/15/26   223,435
  245,973  Government National
             Mortgage Association
             30-Yr. Pass Through.................. 7.500     10/15/26   246,844
  242,293  Government National
             Mortgage Association
             30-Yr. Pass Through.................. 8.500     11/15/26   252,205
  487,072  Government National
             Mortgage Association
             30-Yr. Pass Through.................. 9.000     12/15/26   514,990
  249,110  Government National
             Mortgage Association
             30-Yr. Pass Through.................. 7.500      1/15/27   249,966
  500,000  Government National
             Mortgage Association
             30-Yr. Pass Through.................. 8.000      6/20/27   509,585
  345,000  Private Export Funding
             Corporation.......................... 8.400      7/31/01   368,247
  150,000  Private Export Funding
             Corporation.......................... 6.240      5/15/02   148,203
  250,000  Student Loan Marketing
             Association.......................... 6.050      9/14/00   247,514
  500,000  Student Loan Marketing
             Association.......................... 7.300      8/01/12   515,922
  500,000  Tennessee Valley
             Authority............................ 6.375      6/15/05   489,184

               ----------------------------------------------------------------
               Total U.S. Government
               Agency Obligations                                    27,120,921
               ================================================================

Asset-Backed Securities (0.5%)

  250,000  Chemical Mastercard
             Trust Series 1996-1
             Class A.............................. 5.550      9/15/03   242,795
  200,000  NationsBank Credit Card
             Trust Certificate.................... 6.000     12/15/05   192,518
  500,000  Premier Auto Trust..................... 6.750     11/06/00   504,560
  115,038  Western Financial
             Grantor Trust........................ 7.100      1/01/00   116,105

               ----------------------------------------------------------------
               Total Asset-Backed
               Securities                                             1,055,978
               ================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

29  AAL Variable Annuity Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997

Principal  Long-Term                               Interest   Maturity  Market
Amount     Debt Securities (36.6%)                 Rate       Date      Value
================================================================================
Corporate Obligations (5.2%)

 $200,000  Abbott Laboratories
             Notes................................. 6.800%     5/15/05  $200,702
  250,000  American Express
             Credit Corporation
             Senior Notes.......................... 6.125     11/15/01   244,350
  350,000  American General
             Finance Corporation
             Senior Notes.......................... 6.875      7/01/99   353,037
  375,000  Associates Corporation
             N.A. Senior Notes..................... 6.000     12/01/02   361,741
  500,000  Avco Financial Services
             Senior Notes.......................... 6.000      8/15/02   482,175
  325,000  Baker Hughes, Inc.
             Notes................................. 8.000      5/15/04   341,176
  500,000  Boeing Company
             Debentures............................ 8.100     11/15/06   542,522
  250,000  Browning-Ferris Industries,
             Inc. Senior Notes..................... 6.375      1/15/08   236,291
  250,000  Columbia Gas Systems
             Note.................................. 7.320     11/28/10   248,600
  500,000  Columbia/HCA
             Healthcare Medium
             Term Notes............................ 8.850      1/01/07   558,473
  250,000  Commercial Credit
             Company Notes......................... 6.750      5/15/00   251,068
  250,000  E.I. Dupont de Nemours
             and Company Notes..................... 8.125      3/15/04   268,623
  125,000  Eaton Corporation
             Notes................................. 6.375      4/01/99   125,258
  510,000  Eli Lilly & Company
             Notes................................. 6.570      1/01/16   475,698
  500,000  General Electric Capital
             Corporation Medium
             Term Notes............................ 8.090      4/01/04   534,345
  500,000  General Motors
             Acceptance
             Corporation Notes..................... 9.625     12/15/01   553,249
  250,000  Honeywell, Inc.
             Debentures............................ 8.625      4/15/06   275,555
  250,000  Household Finance
             Corporation Notes..................... 7.250      7/15/03   253,905
  500,000  Houston Industries, Inc.
             Debentures............................ 9.375      6/01/01   542,274
  250,000  J.C. Penney & Company,
             Inc. Notes............................ 6.375      9/15/00   247,738
  340,000  J.P. Morgan Notes....................... 6.250     12/15/05   324,243
  250,000  NorAm Energy
             Corporation Notes..................... 7.500      8/01/00   255,517
  250,000  Noranda, Inc.
             Debentures............................ 8.000      6/01/03   260,440
  250,000  Norwest Financial, Inc.
             Senior Notes.......................... 7.000      1/15/03   251,327
  250,000  Penzoil Company
             Notes.................................10.125     11/15/09   305,713
  250,000  Pepsico, Inc. Medium Term
             Notes................................. 5.875      6/01/00   245,988
  250,000  Rhone-Poulenc SA
             Notes................................. 7.750      1/15/02   257,752
  420,000  Service Corporation
             International Notes................... 6.875     10/01/07   411,691
  500,000  Tosco Corporation First
             Mortgage Bonds........................ 9.625      3/15/02   554,812
  500,000  U.S. West Capital Funding,
             Inc. Notes............................ 6.750     10/01/05   485,828

               -----------------------------------------------------------------
               Total Corporate
               Obligations                                            10,450,091
               =================================================================

Utility Bonds (0.4%)

  500,000  Baltimore Gas & Electric
             Company First
             Refunding Mortgage
             Bonds................................. 7.500      1/15/07   516,395
  250,000  Pacificorp First Mortgage
             Bonds................................. 6.750      4/01/05   244,969

               -----------------------------------------------------------------
               Total Utility Bonds                                       761,364
               =================================================================

Canadian Government (1.1%)

  500,000  Ontario Hydro........................... 7.450      3/31/13   510,865
  500,000  Province of
             Newfoundland.......................... 8.650     10/22/22   557,604
  200,000  Province of Ontario Senior
             Global Bond........................... 6.125      6/28/00   198,642
  500,000  Province of Quebec...................... 7.500      7/15/02   513,085
  500,000  Province of
             Saskatchewan.......................... 8.000      7/15/04   531,585

               -----------------------------------------------------------------
               Total Canadian
               Government                                              2,311,781
               =================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

                                     AAL Variable Annuity Semi-Annual Report  30

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997


Principal  Long-Term                               Interest  Maturity  Market
Amount     Debt Securities (36.6%)                 Rate      Date      Value
===============================================================================
Canadian Corporate Securities (0.1%)

 $  250,000  Petro-Canada Ltd......................  8.600%  1/15/10  $  282,957

                               -------------------------------------------------
                               Total Canadian Corporate
                               Securities.........................       282,957
                               =================================================

                               Total Long-Term Debt Securities
                               (amortized cost
                               basis $74,369,610).................    74,057,316
                               =================================================

Short-Term Notes (7.2%)

    620,000  Alabama Power
               Company.............................  5.580   7/08/97     619,327
  1,338,000  Alabama Power
               Company.............................  5.570   7/11/97   1,335,930
    273,000  Donnelley R.R. & Sons
               Company.............................  5.520   7/07/97     272,749
  2,679,000  Dresser Industries, Inc...............  5.540   7/18/97   2,671,991
  1,785,000  General Electric Capital
               Corporation.........................  5.550   7/21/97   1,780,047
    377,000  General Motors
               Acceptance
               Corporation.........................  5.580   7/28/97     375,422
  1,389,000  General Motors
               Acceptance
               Corporation.........................  5.590   7/01/97   1,389,000
    578,000  General Motors
               Acceptance
               Corporation.........................  5.700   7/07/97     577,451
    805,000  General Motors
               Acceptance
               Corporation.........................  5.580   8/11/97     799,884
    601,000  Merrill Lynch &
               Company, Inc........................  5.550   7/07/97     600,444
  1,252,000  Merrill Lynch &
               Company, Inc........................  5.570   7/31/97   1,246,189
    367,000  Merrill Lynch &
               Company, Inc........................  5.580   8/08/97     364,838
    646,000  Merrill Lynch &
               Company, Inc........................  5.560   8/18/97     641,211
  1,888,000  Sears Roebuck
               Acceptance
               Corporation.........................  5.570   7/21/97   1,882,158

                               -------------------------------------------------
                               Total Short-Term Investments
                               (amortized cost basis
                               $14,556,641).......................    14,556,641
                               =================================================

                               -------------------------------------------------
                               Total Investments (99.1%)
                               (amortized cost basis
                               $174,952,138)......................   200,317,552
                               =================================================

                               -------------------------------------------------
                               Other Assets, less
                               Liabilities (0.9%).................     1,766,827
                               =================================================

                               -------------------------------------------------
                               NET ASSETS (100.0%)................  $202,084,379
                               =================================================

* Non-income producing securities

The accompanying notes to the financial statements are an integral part of this schedule.

31  AAL Variable Annuity Semi-Annual Report

Large Company Stock Portfolio

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997

The Portfolio Seeks: To achieve investment results that approximate the performance of the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index") by investing primarily in common stocks included in the index.

The Portfolio Is: A diversified portfolio of larger company common stocks held approximately in proportion to their capitalization weight in the S&P 500(R) Index.


Shares   Common Stock (98.2%)                                      Market Value
===============================================================================
Aerospace (2.1%)
 22,460  Boeing Company..............................................$1,191,784
  2,000  General Dynamics Corporation................................   150,000
  1,700  Goodrich (B.F.) Company.....................................    73,631
  6,100  Lockheed Martin Corporation.................................   631,731
  6,700  McDonnell Douglas Corporation...............................   458,950
  1,900  Northrop Grumman Corporation................................   166,844
  7,400  Raytheon Company............................................   377,400
  6,900  Rockwell International Corporation..........................   407,100
  4,000  TRW, Inc....................................................   227,250
  5,200  Textron, Inc................................................   345,150
  7,500  United Technologies Corporation.............................   622,500
              -----------------------------------------------------------------
              Total Aerospace........................................ 4,652,340
              =================================================================

Air Transportation (0.4%)

  2,900  AMR Corporation*............................................   268,250
  2,300  Delta Air Lines, Inc........................................   188,600
  3,600  Federal Express Corporation*................................   207,900
  4,500  Southwest Airlines Company..................................   116,438
  2,400  USAir Group, Inc.*..........................................    84,000
              -----------------------------------------------------------------
              Total Air Transportation...............................   865,188
              =================================================================

Apparel (0.5%)

  2,400  Fruit of the Loom, Inc.*....................................    74,400
  2,200  Liz Claiborne, Inc..........................................   102,575
  9,000  Nike, Inc...................................................   525,375
  1,700  Reebok International, Ltd...................................    79,475
  1,100  Russell Corporation.........................................    32,587
    600  Springs Industries, Inc.....................................    31,650
  1,500  Stride Rite Corporation.....................................    19,313
  2,000  V F Corporation.............................................   169,500
              -----------------------------------------------------------------
              Total Apparel.......................................... 1,034,875
              =================================================================

Banking (7.5%)

 13,350  Banc One Corporation........................................   646,641
  4,800  Bank of Boston Corporation..................................   345,900
 12,300  Bank of New York Company, Inc...............................   535,050
 22,600  BankAmerica Corporation..................................... 1,459,113
  2,600  Bankers Trust New York Corporation..........................   226,200
  6,500  Barnett Banks, Inc..........................................   341,250
 13,856  Chase Manhattan Corporation................................. 1,344,898
 14,600  Citicorp.................................................... 1,760,212
  3,400  Comerica, Inc...............................................   231,200
  7,000  Corestates Financial Corporation............................   376,250
  3,200  Countrywide Credit Industries, Inc..........................    99,800
  3,400  Fifth Third Bancorp.........................................   278,906
  4,300  First Bank System, Inc......................................   367,112
 10,024  First Chicago NBD Corporation...............................   606,452
  8,940  First Union Corporation.....................................   826,950
  8,235  Fleet Financial Group, Inc..................................   520,863
  5,900  J.P. Morgan & Company, Inc..................................   615,813
  7,100  Keycorp.....................................................   396,713
  8,100  Mellon Bank Corporation.....................................   365,512
  7,000  National City Corporation...................................   367,500
 23,006  NationsBank Corporation..................................... 1,483,887
 11,600  Norwest Corporation.........................................   652,500
 10,500  PNC Bank Corporation........................................   437,063
  2,900  Providian Financial Corporation.............................    93,162
  1,800  Republic New York Corporation...............................   193,500
  7,000  Suntrust Banks, Inc.........................................   385,438

                              The accompanying notes to the financial statements
                                          are an integral part of this schedule.

                                     AAL Variable Annuity Semi-Annual Report  32

     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997


Shares        Common Stock (98.2%)                                             Market Value
===========================================================================================
Banking (7.5%)----Continued
 ...........................

   4,800      U S Bancorp...................................................... $   307,800
   5,200      Wachovia Corporation.............................................     303,225
   2,900      Wells Fargo & Company............................................     781,550
                   ------------------------------------------------------------------------
                   Total Banking...............................................  16,350,460
                   ========================================================================

Brokerage (0.8%)
 ................

   5,500      Charles Schwab Corporation........................................    223,781
  10,300      Merrill Lynch & Company, Inc......................................    614,138
  17,925      Morgan Stanley, Dean Witter,
                Discover and Company............................................    771,895
   3,400      Salomon, Inc......................................................    189,125
                   ------------------------------------------------------------------------
                   Total Brokerage..............................................  1,798,939
                   ========================================================================

Business Machines (7.2%)
 ........................

  10,400      3Com Corporation*.................................................    468,000
   3,800      Amdahl Corporation*...............................................     33,250
   3,900      Apple Computer, Inc.*.............................................     55,575
   1,500      Autodesk, Inc.....................................................     57,469
   6,100      Bay Networks, Inc.*...............................................    162,031
   4,800      Cabletron Systems, Inc.*..........................................    135,900
   2,500      Ceridian Corporation*.............................................    105,625
  20,700      Cisco Systems, Inc.*..............................................  1,389,488
   8,500      Compaq Computers, Inc.*...........................................    843,625
   1,200      Data General Corporation*.........................................     31,200
   5,500      Dell Computer Corporation*........................................    645,906
   4,900      Digital Equipment Corporation*....................................    173,644
   4,000      Honeywell, Inc....................................................    303,500
   4,200      Ikon Office Solutions, Inc........................................    104,737
   1,400      Intergraph Corporation*...........................................     11,900
  32,500      International Business Machines
                Corporation.....................................................  2,931,094
  37,800      Microsoft Corporation*............................................  4,776,975
  10,800      Novell, Inc.*.....................................................     74,925
  21,150      Oracle Systems Corporation*.......................................  1,065,431
   4,000      Parametric Technology Company*....................................    170,250
   4,700      Pitney-Bowes, Inc.................................................    326,650
   7,700      Seagate Technology, Inc.*.........................................    270,944
   5,500      Silicon Graphics, Inc.*...........................................     82,500
  11,500      Sun Microsystems, Inc.*...........................................    428,015
   3,700      Tandem Computers, Inc.*...........................................     74,925
   5,400      Unisys Corporation*...............................................     41,175
  10,200      Xerox Corporation.................................................    804,525
                   ------------------------------------------------------------------------
                   Business Machines...........................................  15,569,259
                   ========================================================================

Business Services (1.6%)
 ........................

   9,100      Automatic Data Processing, Inc...................................     427,700
   3,200      Block (H.R.), Inc................................................     103,200
   6,600      Browning-Ferris Industries, Inc..................................     219,450
   5,300      Cognizant Corporation............................................     214,650
  11,375      Computer Associates International, Inc...........................     633,445
   2,400      Computer Sciences Corporation*...................................     173,100
   2,500      Deluxe Corporation...............................................      85,312
   2,000      Ecolab, Inc......................................................      95,500
  14,000      First Data Corporation...........................................     615,125
   2,500      Interpublic Group of Companies, Inc..............................     153,281
     900      John H. Harland Company..........................................      20,531
   9,800      Laidlaw, Inc.....................................................     135,363
   2,800      Moore Corporation, Ltd...........................................      55,125
   1,400      National Service Industries, Inc.................................      68,163
   1,800      Safety Kleen Corporation.........................................      30,375
     800      Shared Medical Systems Corporation...............................      43,200
   5,300      The Dun & Bradstreet Corporation.................................     139,125
   9,740      Waste Management Inc.............................................     312,898
                   ------------------------------------------------------------------------
                   Total Business Services.....................................  3,525,543
                   ========================================================================

Chemicals (3.3%)
 ................

   3,600      Air Products & Chemicals, Inc.....................................    292,500
  35,300      E.I. Du Pont de Nemours & Company.................................  2,219,487
   2,400      Eastman Chemical Company..........................................    152,400
   1,900      Great Lakes Chemical Corporation..................................     99,512
   3,200      Hercules, Inc.....................................................    153,200
  13,200      Minnesota Mining and Manufacturing
                Company.........................................................  1,346,400
  18,400      Monsanto Company..................................................    792,350
   4,400      Morton International, Inc.........................................    132,825
   2,100      Nalco Chemical Company............................................     81,113
   5,700      PPG Industries, Inc...............................................    331,313
   4,900      Praxair, Inc......................................................    274,400


The accompanying notes to the financial statements are an integral part of this schedule.

33  AAL Variable Annuity Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997


Shares   Common Stock (98.2%)                                      Market Value
===============================================================================
Chemicals (3.3%)--Continued

  2,100  Rohm & Haas Company.....................................      $189,131
  3,100  Sigma-Aldrich Corporation...............................       108,694
  7,700  The Dow Chemical Company................................       670,862
  4,000  Union Carbide Corporation...............................       188,250
  2,300  W.R. Grace & Company....................................       126,788
              -----------------------------------------------------------------
              Total Chemicals....................................     7,159,225
              =================================================================

Construction (0.4%)

  1,300  Armstrong World Industries, Inc.........................        95,387
    900  Centex Corporation......................................        36,562
  1,400  Crane Company...........................................        58,537
  2,600  Fluor Corporation.......................................       143,488
  1,200  Kaufman & Broad Home Corporation........................        21,075
  5,000  Masco Corporation.......................................       208,750
  1,600  Owens-Corning Fiberglass Corporation....................        69,000
    600  Pulte Corporation.......................................        20,738
  5,300  Sherwin-Williams Company................................       163,638
  2,700  Stanley Works...........................................       108,000
              -----------------------------------------------------------------
              Total Construction.................................       925,175
              =================================================================

Consumer Durables (0.3%)

  2,900  Black & Decker Corporation..............................       107,844
  3,100  Maytag Corporation......................................        80,987
  4,900  Newell Company..........................................       194,163
  1,900  Tupperware Corporation..................................        69,350
  2,300  Whirlpool Corporation...................................       125,494
              -----------------------------------------------------------------
              Total Consumer Durables............................       577,838
              =================================================================

Containers (0.2%)

    900  Ball Corporation........................................        27,056
  1,600  Bemis Company, Inc......................................        69,200
  4,000  Crown Cork & Seal Company, Inc..........................       213,750
  3,100  Stone Container Corporation.............................        44,369
              -----------------------------------------------------------------
              Total Containers...................................       354,375
              =================================================================

Cosmetics (2.8%)

   1,700  Alberto-Culver Company.................................        47,600
   4,200  Avon Products, Inc.....................................       296,363
   1,600  Clorox Company.........................................       211,200
   9,300  Colgate-Palmolive Company..............................       606,825
  17,500  Gillette Company.......................................     1,658,125
   3,400  International Flavors and Fragrances, Inc..............       171,700
  21,300  Procter & Gamble Company...............................     3,008,625
              -----------------------------------------------------------------
              Total Cosmetics....................................     6,000,438
              =================================================================

Credit Cards (0.1%)

   4,700  Equifax, Inc...........................................       174,781
              -----------------------------------------------------------------
              Total Credit Cards.................................       174,781
              =================================================================

Drugs & Medicine (11.2%)

  24,400  Abbott Laboratories....................................     1,628,700
   2,000  Allergan, Inc..........................................        63,625
   2,600  Alza Corporation*......................................        75,400
  20,100  American Home Products Corporation.....................     1,537,650
   8,300  Amgen, Inc.*...........................................       482,438
   1,700  Bard (C.R.), Inc.......................................        61,731
   1,700  Bausch & Lomb, Inc.....................................        80,112
   8,500  Baxter International, Inc..............................       444,125
   3,900  Becton, Dickinson and Company..........................       197,437
   3,100  Beverly Enterprises, Inc.*.............................        50,375
   3,500  Biomet, Inc............................................        65,187
   6,100  Boston Scientific Corporation*.........................       374,769
  31,500  Bristol-Myers Squibb Company...........................     2,551,500
   3,400  Cardinal Health, Inc...................................       194,650
  21,000  Columbia/HCA Healthcare
            Corporation..........................................       825,562
  17,400  Eli Lilly & Company....................................     1,902,037
   2,400  Guidant Corporation....................................       204,000
  10,700  HEALTHSOUTH Corporation*...............................       266,831
   5,100  Humana, Inc.*..........................................       117,938
  41,800  Johnson & Johnson......................................     2,690,875
   2,300  Mallinckrodt Group, Inc................................        87,400
   1,900  Manor Care, Inc........................................        61,988
   7,600  Medtronic, Inc.........................................       615,600

                             The accompanying notes to the financial statements
                                         are an integral part of this schedule.


                                    AAL Variable Annuity Semi-Annual Report  34

     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997


Shares        Common Stock (98.2%)                                              Market Value
============================================================================================
Drugs & Medicine (11.2%)--Continued

  37,900      Merck & Company, Inc. ...........................................  $ 3,922,650
  20,300      Pfizer, Inc. ....................................................    2,425,850
  15,915      Pharmacia & Upjohn, Inc..........................................      553,046
  23,100      Schering-Plough Corporation......................................    1,105,913
   2,800      St. Jude Medical, Inc.*..........................................      109,200
   9,400      Tenet Healthcare Corporation*....................................      277,888
   2,100      U.S. Surgical Corporation........................................       78,225
   5,800      United Healthcare Corporation....................................      301,600
   8,500      Warner-Lambert Company...........................................    1,056,125
                   -------------------------------------------------------------------------
                   Total Drugs & Medicine......................................   24,410,427
                   =========================================================================

Electronics (4.7%)

   6,828      AMP, Inc.........................................................      285,069
   2,200      Adobe Systems, Inc...............................................       77,138
   4,200      Advanced Micro Devices, Inc.*....................................      151,200
   5,700      Applied Materials, Inc.*.........................................      403,631
   1,400      EG&G, Inc........................................................       31,500
   7,700      EMC Corporation*.................................................      300,300
   4,200      General Instrument Corporation*..................................      105,000
   1,500      General Signal Corporation.......................................       65,438
   1,300      Harris Corporation...............................................      109,200
  31,800      Hewlett-Packard Company..........................................    1,780,800
  25,800      Intel Corporation................................................    3,658,762
   4,400      LSI Logic Corporation*...........................................      140,800
   6,500      Micron Technology, Inc.*.........................................      259,594
  18,600      Motorola, Inc....................................................    1,413,600
   4,300      National Semiconductor Corporation*..............................      131,688
   1,400      Perkin Elmer Corporation.........................................      111,387
   2,400      Scientific-Atlanta, Inc..........................................       52,500
   1,000      Tektronix, Inc...................................................       60,000
   5,600      Tellabs, Inc.*...................................................      312,900
   6,000      Texas Instruments, Inc...........................................      504,375
   4,600      Thermo Electron Corporation*.....................................      158,125
   1,600      Thomas & Betts Corporation.......................................       84,100
                   -------------------------------------------------------------------------
                   Total Electronics...........................................   10,197,107
                   =========================================================================

Energy-Raw Materials (1.2%)

   4,500      Baker Hughes, Inc................................................      174,094
   3,900      Burlington Resources, Inc........................................      172,087
   5,500      Dresser Industries, Inc..........................................      204,875
     600      Eastern Enterprises..............................................       20,812
   4,000      Halliburton Company..............................................      317,000
   1,100      Louisiana Land and Exploration
                Company........................................................       62,838
   1,700      McDermott International, Inc.....................................       49,619
  10,300      Occidental Petroleum Corporation.................................      258,144
   7,800      Schlumberger, Ltd................................................      975,000
   7,772      Union Pacific Resources Group Inc................................      193,328
   1,700      Western Atlas, Inc.*.............................................      124,525
                   -------------------------------------------------------------------------
                   Total Energy-Raw Materials..................................    2,552,322
                   =========================================================================

Food & Agriculture (6.4%)

  17,028      Archer-Daniels-Midland Company...................................      400,158
   4,600      CPC International, Inc...........................................      424,638
  14,600      Campbell Soup Company............................................      730,000
  78,100      Coca-Cola Company................................................    5,271,750
   7,500      ConAgra, Inc.....................................................      480,937
   1,100      Fleming Companies, Inc...........................................       19,800
   5,100      General Mills, Inc...............................................      332,137
  11,500      H.J. Heinz Company...............................................      530,437
   4,800      Hershey Foods Corporation........................................      265,500
   6,700      Kellogg Company..................................................      573,688
  48,700      PepsiCo, Inc.....................................................    1,829,294
   2,600      Pioneer Hi-Bred International, Inc...............................      208,000
   4,200      Quaker Oats Company..............................................      188,475
   3,400      Ralston Purina Corporation.......................................      279,438
  15,000      Sara Lee Corporation.............................................      624,375
   2,000      Supervalu, Inc...................................................       69,000
   5,500      Sysco Corporation................................................      200,750
   5,000      Unilever N.V.....................................................    1,090,000
   3,200      Whitman Corporation..............................................       76,800
   3,700      Wrigley (Wm) Jr. Company.........................................      247,900
                   -------------------------------------------------------------------------
                   Total Food & Agriculture....................................   13,843,077
                   =========================================================================

Gold (0.3%)

  11,200      Barrick Gold Corporation.........................................      246,400
   7,000      Battle Mountain Gold Company.....................................       39,812
   4,600      Homestake Mining Company.........................................       60,087


The accompanying notes to the financial statements are an integral part of this schedule.

35  AAL Variable Annuity Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997


Shares   Common Stock (98.2%)                                    Market Value
=============================================================================
Gold (0.3%)----Continued
------------------------

  4,848  Newmont Mining Corporation............................  $   189,072
  7,500  Placer Dome, Inc......................................      122,813

                -------------------------------------------------------------
                Total Gold                                           658,184
                =============================================================


Insurance  (3.8%)
-----------------

     1  Aegon N.V..............................................           57
 4,749  Aetna Life & Casualty Company..........................      486,179
14,041  Allstate Corporation...................................    1,024,993
 7,562  American General Corporation...........................      361,097
14,800  American International Group, Inc......................    2,210,750
 5,050  Aon Corporation........................................      261,337
 5,500  Chubb Corporation......................................      367,812
 2,400  Cigna Corporation......................................      426,000
 5,900  Conseco, Inc...........................................      218,300
 2,600  General Re Corporation.................................      473,200
 3,700  ITT Hartford Group, Inc................................      306,175
 2,300  Jefferson-Pilot Corporation............................      160,713
 3,300  Lincoln National Corporation...........................      212,438
 1,400  MBIA, Inc..............................................      157,938
 3,700  MGIC Investment Corporation............................      177,369
 5,200  Marsh & McLennan Companies, Inc........................      371,150
 3,900  Safeco Corporation.....................................      182,081
 2,700  St. Paul Companies, Inc................................      205,875
 2,300  Torchmark Corporation..................................      163,875
 2,100  Transamerica Corporation...............................      196,481
 3,600  USF&G Corporation......................................       86,400
 4,600  Unum Corporation.......................................      193,200

                -------------------------------------------------------------
                Total Insurance                                    8,243,420
                =============================================================

Liquor (0.6%)
-------------

15,600  Anheuser-Busch Companies, Inc..........................      654,225
 2,100  Brown-Foreman Corporation..............................      102,506
 1,100  Coors (Adolph) Company.................................       29,288
11,600  Seagram Company, Ltd...................................      466,900

                -------------------------------------------------------------
                Total Liquor                                       1,252,919
                =============================================================


Media (1.8%)
------------

10,200  Comcast Corporation, Class A...........................      218,025
 4,700  Donnelley (R.R.) & Sons Company........................      172,137
 3,000  Dow Jones & Company, Inc...............................      120,562
 4,500  Gannett Company, Inc...................................      444,375
 1,100  King World Productions, Inc............................       38,500
 2,900  Knight-Ridder, Inc.....................................      142,281
 3,100  McGraw-Hill, Inc.......................................      182,319
 1,600  Meredith Corporation...................................       46,400
 3,000  New York Times Company.................................      148,500
20,800  Tele-Communications, Inc.*.............................      309,400
17,800  Time Warner, Inc.......................................      858,850
 2,900  Times Mirror Company...................................      160,225
 3,800  Tribune Company........................................      182,638
11,000  Viacom, Inc.*..........................................      330,000
19,900  Westinghouse Electric Corporation......................      460,188

                -------------------------------------------------------------
                Total Media                                        3,814,400
                =============================================================


Miscellaneous Finance (2.8%)
-----------------------------

 3,300  Ahmanson (H.F.) & Company..............................      141,900
14,900  American Express Company...............................    1,110,050
 1,700  Beneficial Corporation.................................      120,806
34,200  Fannie Mae.............................................    1,491,975
22,400  Federal Home Loan Mortgage
          Corporation..........................................      770,000
 1,800  Golden West Financial Corporation......................      126,000
 4,300  Great Western Financial Corporation....................      231,125
 4,300  Green Tree Financial Corporation.......................      153,188
 3,100  Household International Corporation....................      364,056
10,475  MBNA Corporation.......................................      383,647
20,000  Travelers Group, Inc...................................    1,261,250

                -------------------------------------------------------------
                Total Miscellaneous
                Finance                                            6,153,997
                =============================================================


Motor Vehicles (2.0%)
---------------------

22,000  Chrysler Corporation...................................      721,875
 1,300  Cummins Engine Company, Inc............................       91,731
 3,200  Dana Corporation.......................................      121,600
 2,500  Eaton Corporation......................................      218,281

The accompanying notes to the financial statements are an integral part of this schedule.

                                  AAL Variable Annuity Semi-Annual Report  36

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997


Shares   Common Stock (98.2%)                                      Market Value
===============================================================================
Motor Vehicles (2.0%) -- Continued
  1,900  Echlin, Inc. ..........................................  $    68,400
  1,100  Fleetwood Enterprises, Inc. ...........................       32,794
 37,100  Ford Motor Company.....................................    1,400,525
 23,700  General Motors Corporation.............................    1,319,794
  5,600  Genuine Parts Company..................................      189,700
  3,700  ITT Industries, Inc....................................       95,275
  2,300  Navistar International Corporation*....................       39,675
  2,500  PACCAR, Inc............................................      116,094
              ---------------------------------------------------------------
              Total Motor Vehicles..............................    4,415,744
              ===============================================================

Non-Durables & Entertainment (1.0%)
  2,300  American Greetings Corporation, Class A................       85,387
  5,000  Darden Restaurants, Inc................................       45,312
  2,200  Harcourt General, Inc..................................      104,775
  4,000  Hasbro, Inc............................................      113,500
  1,200  Jostens, Inc...........................................       32,100
  9,050  Mattel, Inc............................................      306,569
 21,900  McDonald's Corporation.................................    1,058,044
  4,600  Rubbermaid, Inc........................................      136,850
  7,300  Service Corporation International......................      239,988
  4,000  Wendy's International, Inc.............................      103,750
              ---------------------------------------------------------------
              Total Non-Durables & Entertainment................    2,226,275
              ===============================================================

Non-Ferrous Metals (0.7%)
  7,100  Alcan Aluminum, Ltd....................................      246,281
  5,500  Aluminum Company of America............................      414,562
  1,300  Asarco, Inc............................................       39,813
  2,900  Cyprus Minerals Company................................       71,050
  4,300  Echo Bay Mines, Ltd....................................       24,725
  4,500  Engelhard Corporation..................................       94,219
  6,000  Freeport-McMoran Copper & Gold, Class B................      186,750
  5,200  Inco, Ltd..............................................      156,325
  2,100  Phelps Dodge Corporation...............................      178,894
  2,300  Reynolds Metals Company................................      163,875
              ---------------------------------------------------------------
              Total Non-Ferrous Metal...........................    1,576,494
              ===============================================================

Oil - Domestic (1.1%)
  2,900  Amerada Hess Corporation...............................      161,131
  2,300  Ashland Oil, Inc.......................................      106,663
 10,200  Atlantic Richfield Company.............................      719,100
    800  Helmerich & Payne, Inc.................................       46,100
  1,500  Kerr-McGee Corporation.................................       95,062
  3,200  Oryx Energy Company*...................................       67,600
  1,500  Pennzoil Corporation...................................      115,125
  8,200  Phillips Petroleum Company.............................      358,750
  2,600  Rowan Companies, Inc.*.................................       73,287
  3,100  Santa Fe Energy Resources, Inc.*.......................       45,531
  2,200  Sun Company, Inc.......................................       68,200
  9,000  USX-Marathon Group, Inc................................      259,875
  7,800  Unocal Corporation.....................................      302,738
              ---------------------------------------------------------------
              Total Oil - Domestic..............................    2,419,162
              ===============================================================

Oil - International (6.4%)
 15,600  Amoco Corporation......................................    1,356,225
 20,500  Chevron Corporation....................................    1,515,719
 77,900  Exxon Corporation......................................    4,790,850
 24,800  Mobil Corporation......................................    1,732,900
 67,200  Royal Dutch Petroleum Company..........................    3,654,000
  8,300  Texaco, Inc............................................      902,625
              ---------------------------------------------------------------
              Total Oil - International.........................   13,952,319
              ===============================================================

Optical & Photo (0.6%)
  7,100  Corning, Inc...........................................      394,938
 10,500  Eastman Kodak Company..................................      805,875
  1,400  Polaroid Corporation...................................       77,700
              ---------------------------------------------------------------
              Total Optical & Photo.............................    1,278,513
             ================================================================

Paper & Forest Products (1.3%)
  1,500  Boise Cascade Corporation..............................       52,969
  3,000  Champion International Corporation.....................      165,750
  2,900  Georgia-Pacific Corporation............................      247,588
  9,403  International Paper Company............................      456,633
  2,600  James River Corporation of Virginia....................       96,200
 17,692  Kimberly-Clark Corporation.............................      880,177

The accompanying notes to the financial statements are an integral part of this schedule.

37  AAL Variable Annuity Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997


Shares   Common Stock (98.2%)                                 Market Value
==========================================================================
Paper & Forest Products (1.3%)----Continued

  3,400  Louisiana-Pacific Corporation.........................   $ 71,825
  1,600  Mead Corporation......................................     99,600
    900  Potlatch Corporation..................................     40,725
  1,700  Temple-Inland, Inc....................................     91,800
  2,200  Union Camp Corporation................................    110,000
  3,100  Westvaco Corporation..................................     97,456
  6,300  Weyerhaeuser Company..................................    327,600
  1,800  Willamette Industries, Inc............................    126,000

                ----------------------------------------------------------
                Total Paper
                & Forest Products..............................  2,864,323
                ==========================================================

Producers Goods  (5.7%)

    800  Aeroquip-Vickers Inc.*................................     37,800
  8,900  Allied-Signal, Inc....................................    747,600
  3,200  Avery Dennison Corporation............................    128,400
  2,300  Case Corporation......................................    158,412
  6,100  Caterpillar, Inc......................................    654,987
  1,200  Cincinnati Milacron, Inc..............................     31,125
  3,700  Cooper Industries, Inc................................    184,075
  8,000  Deere & Company.......................................    439,000
  3,600  Dover Corporation.....................................    221,400
 14,000  Emerson Electric Company..............................    770,875
  1,200  FMC Corporation*......................................     95,325
  1,200  Foster Wheeler Corporation............................     48,600
103,300  General Electric Company..............................  6,753,237
  1,000  Giddings & Lewis, Inc.................................     20,875
  1,500  Harnischfeger Industries, Inc.........................     62,250
  7,700  Illinois Tool Works, Inc..............................    384,519
  3,400  Ingersoll-Rand Company................................    209,950
  2,600  Johnson Controls, Inc.................................    106,762
  1,300  Millipore Corporation.................................     57,200
    210  NACCO Industries, Inc.................................     11,852
  3,900  Pall Corporation......................................     90,675
  2,300  Parker Hannifin Corporation...........................    139,581
  1,500  Raychem Corporation...................................    111,563
  1,900  Snap-On, Inc..........................................     74,813
  5,300  Tenneco, Inc..........................................    239,494
  1,900  Timken Company........................................     67,569
  5,300  Tyco International, Ltd...............................    368,681
  1,700  W.W. Grainger, Inc....................................    132,919

                ----------------------------------------------------------
                Total Producers Goods.......................... 12,349,539
                ==========================================================

Railroad & Shipping (0.8%)

   4,864  Burlington Northern, Inc.............................    437,152
   6,800  CSX Corporation......................................    377,400
   4,000  Norfolk Southern Corporation.........................    403,000
   7,700  Union Pacific Corporation............................    542,850

                ----------------------------------------------------------
                Total Railroad & Shipping......................  1,760,402
                ==========================================================

Retail Stores (4.6%)

   7,800  Albertson's, Inc.....................................    284,700
   4,600  American Stores Company..............................    227,125
   4,700  Autozone, Inc.*......................................    110,744
  12,400  CUC International, Inc.*.............................    320,075
   5,200  CVS Corporation......................................    266,500
   3,300  Charming Shoppes, Inc.*..............................     17,222
   3,000  Circuit City Stores, Inc.............................    106,687
   6,500  Costco Companies, Inc.*..............................    213,687
   6,800  Dayton Hudson Corporation............................    361,675
   3,500  Dillard's Inc........................................    121,188
   6,500  Federated Department Stores, Inc.*...................    225,875
   8,700  Gap, Inc.............................................    338,212
   1,800  Giant Food, Inc., Class A............................     58,725
   1,100  Great Atlantic & Pacific Tea Company, Inc............     29,906
  15,100  Home Depot, Inc......................................  1,040,956
   7,700  J.C. Penney Company, Inc.............................    401,844
  15,100  Kmart Corporation*...................................    184,975
   7,900  Kroger Corporation*..................................    229,100
   1,200  Long's Drug Stores, Inc..............................     31,425
   5,400  Lowe's Companies, Inc................................    200,475
   7,700  May Department Stores Company........................    363,825
   1,100  Mercantile Stores Company, Inc.......................     69,231
   2,500  Nordstrom, Inc.......................................    122,656
   1,900  Pep Boys-Manny, Moe, & Jack..........................     64,719
   3,800  Rite Aid Corporation.................................    189,525
  12,300  Sears Roebuck & Company..............................    661,125
   4,800  TJX Companies, Inc...................................    126,600

 The accompanying notes to the financial statements are an integral part of this schedule.

                                     AAL Variable Annuity Semi-Annual Report  38

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997


Shares   Common Stock (98.2%)                                      Market Value
===============================================================================
Retail Stores (4.6%)--Continued
  1,800  Tandy Corporation.......................................      $100,800
  8,405  The Limited, Inc........................................       170,201
  9,100  Toys "R" Us, Inc.*......................................       318,500
 71,900  Wal-Mart Stores, Inc....................................     2,431,119
  7,700  Walgreen Company........................................       412,913
  4,700  Winn-Dixie Stores, Inc..................................       175,075
  4,200  Woolworth Corporation*..................................       100,800
              -----------------------------------------------------------------
              Total Retail Stores................................    10,078,185
              =================================================================

Steel (0.2%)

  5,439  Allegheny Teledyne, Inc.................................       146,853
  3,300  Armco, Inc.*............................................        12,787
  3,500  Bethlehem Steel Corporation*............................        36,531
  1,500  Inland Steel Industries, Inc............................        39,187
  2,700  Nucor Corporation.......................................       152,550
  2,600  USX-US Steel Group, Inc.................................        91,163
  3,000  Worthington Industries, Inc.............................        54,938
              -----------------------------------------------------------------
              Total Steel........................................       534,009
              =================================================================

Telephone (7.3%)

  5,800  ALLTEL Corporation......................................       193,937
 50,800  AT&T Corporation........................................     1,781,175
 15,700  Airtouch Communications, Inc.*..........................       429,787
 17,300  Ameritech Corporation...................................     1,175,319
  2,775  Andrew Corporation*.....................................        78,047
 13,800  Bell Atlantic Corporation...............................     1,047,075
 31,100  BellSouth Corporation...................................     1,442,262
  3,600  DSC Communications Corporation*.........................        80,100
  5,100  Frontier Corporation....................................       101,681
 30,100  GTE Corporation.........................................     1,320,638
 20,023  Lucent Technologies, Inc................................     1,442,907
 21,400  MCI Communications Corporation..........................       819,218
  8,200  Northern Telecom Ltd....................................       746,200
 13,800  Nynex Corporation.......................................       795,225
 28,772  SBC Communications, Inc.................................     1,780,268
 13,500  Sprint Corporation......................................       710,438
 19,500  U.S. West Media Group*..................................       394,875
 15,000  U.S. West, Inc..........................................       565,312
 27,100  WorldCom, Inc.*.........................................       867,200
              -----------------------------------------------------------------
              Total Telephone....................................    15,771,664
              =================================================================

Tires & Rubber (0.2%)

  2,400  Cooper Tire & Rubber Company............................        52,800
  4,900  Goodyear Tire & Rubber Company..........................       310,231
              -----------------------------------------------------------------
              Total Tires & Rubber...............................       363,031
              =================================================================

Tobacco (1.9%)

  5,300  American Brands, Inc....................................       197,756
  3,600  Loews Corporation.......................................       360,450
 76,600  Phillip Morris Companies, Inc...........................     3,399,125
  5,800  UST, Inc................................................       160,950
              -----------------------------------------------------------------
              Total Tobacco......................................     4,118,281
              =================================================================

Travel & Recreation (1.3%)

  3,000  Brunswick Corporation...................................        93,750
 21,249  Disney (Walt) Company...................................     1,705,232
  5,000  HFS, Inc.*..............................................       290,000
  3,200  Harrah's Entertainment*.................................        57,600
  7,700  Hilton Hotels Corporation...............................       204,531
  3,600  ITT Corporation*........................................       219,825
  4,000  Marriott International, Inc.............................       245,500
              -----------------------------------------------------------------
              Total Travel & Recreation..........................     2,816,438
              =================================================================

Trucking & Freight (0.1%)

  1,200  Caliber System, Inc.....................................        44,700
  2,300  Ryder Systems, Inc......................................        75,900
              -----------------------------------------------------------------
              Total Trucking & Freight...........................       120,600
              =================================================================

Utilities & Energy (3.0%)

  5,900  American Electric Power Company.........................       247,800
  4,600  Baltimore Gas & Electric Company........................       122,762
  4,900  CINergy Corporation.....................................       170,581
  4,700  Carolina Power & Light Company..........................       168,612

The accompanying notes to the financial statements are an integral part of this schedule.

39  AAL Variable Annuity Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997


Shares     Common Stock (98.2%)                                    Market Value
===============================================================================
Utilities & Energy (3.0%)--Continued

  6,600    Central & Southwest Corporation..........................  $140,250
  3,300    Coastal Corporation......................................   175,519
  1,800    Columbia Gas System, Inc.................................   117,450
  7,300    Consolidated Edison Company
             of New York............................................   214,894
  3,000    Consolidated Natural Gas Company.........................   161,437
  4,500    DTE Energy Company.......................................   124,312
  5,600    Dominion Resources, Inc..................................   205,100
 11,209    Duke Energy Corporation..................................   537,316
 13,200    Edison International.....................................   328,350
  7,900    Enron Corporation........................................   322,419
  2,100    Enserch Corporation......................................    46,725
  7,200    Entergy Corporation......................................   197,100
  5,700    FPL Group, Inc...........................................   262,556
  3,700    GPU, Inc.................................................   132,737
  7,300    Houston Industries, Inc..................................   156,494
  4,500    Niagara Mohawk Power Corporation*........................    38,531
  1,500    Nicor, Inc...............................................    53,813
  4,300    NorAm Energy Corporation.................................    65,575
  2,200    Northern States Power Company............................   113,850
    800    ONEOK, Inc...............................................    25,750
  4,700    Ohio Edison Company......................................   102,519
  5,000    PP&L Resources, Inc......................................    99,688
  2,600    Pacific Enterprises......................................    87,425
 12,900    Pacific Gas & Electric Company...........................   312,825
  9,200    PacifiCorp...............................................   202,400
  6,900    Peco Energy Company......................................   144,900
  1,000    Peoples Energy Corporation...............................    37,438
  7,400    Public Service Enterprise................................   185,000
  2,700    Sonat, Inc...............................................   138,375
 21,100    Southern Company.........................................   461,563
  7,000    Texas Utilities Company..................................   241,063
  6,700    Unicom Corporation.......................................   149,075
  3,200    Union Electric Company...................................   120,600
  4,900    Williams Companies, Inc..................................   214,375

                                  --------------------------------------------
                                  Total Utilities & Energy           6,627,179
                                  ============================================

                                  --------------------------------------------
                                  Total Common Stocks
                                  (cost basis $169,240,157)        213,386,447
                                  ============================================


Principal    Short-term                       Interest    Maturity     Market
Amount       Investments (1.5%)               Rate        Date         Value
==============================================================================
$  643,000   General Motors
              Acceptance
              Corporation.................    5.56%       7/01/97      643,000
   624,000   Merrill Lynch &
               Company, Inc...............    5.56        7/02/97      623,901
 1,442,000   Merrill Lynch &
               Company, Inc...............    5.75        7/02/97    1,441,772
   533,000   Walt Disney Company..........    5.50        7/01/97      533,000

                                  --------------------------------------------
                                  Total Short-Term Investments
                                  (cost basis $3,241,673)            3,241,673
                                  ============================================

                                  --------------------------------------------
                                  Total Investments (99.7%)
                                  (cost basis $172,481,830)        216,628,120
                                  ============================================

                                  --------------------------------------------
                                  Other Assets,
                                  less Liabilities (0.3%)              709,964
                                  ============================================

                                  --------------------------------------------
                                  NET ASSETS (100.0%)             $217,338,084
                                  ============================================

*Non-income producing security

The accompanying notes to the financial statements are an integral part of this schedule.

                                     AAL Variable Annuity Semi-Annual Report  40

Small Company Stock Portfolio

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997

The Portfolio Seeks: To achieve investment results that approximate the performance of the Wilshire Small Cap Index by investing primarily in common stocks included in the index.

The Portfolio Is: A diversified portfolio of smaller company common stocks held approximately in proportion to their capitalization weight in the Wilshire Small Cap Index.

Shares   Common Stock (97.5%)                                      Market Value
===============================================================================
Aerospace (1.2%)

 18,100  Gencorp, Inc. ...........................................$  418,562
 10,000  Kaman Corporation........................................   153,750
 10,000  Thiokol Corporation......................................   700,000

               -------------------------------------------------------------
               Total Aerospace.................................... 1,272,312
               =============================================================

Air Transportation (0.7%)

 11,700  Airborne Freight Corporation.............................   489,937
  8,000  Alaska Airgroup, Inc.*...................................   205,000

               -------------------------------------------------------------
               Total Air Transportation...........................   694,937
               =============================================================

Apparel (1.3%)

  9,900  Brown Group, Inc.........................................   185,006
 13,900  Gymboree Corporation*....................................   333,600
 11,400  Kellwood Corporation.....................................   316,350
 26,700  Stride Rite Corporation..................................   343,763
 12,500  The Dress Barn Corporation*..............................   243,750

               -------------------------------------------------------------
               Total Apparel...................................... 1,422,469
               =============================================================

Banking (6.4%)

 11,500  Astoria Financial Corporation............................   546,250
 25,200  City Steel National Corporation..........................   606,375
 21,300  First Commerce Corporation...............................   937,200
 21,000  Imperial Credit Industries, Inc.*........................   431,813
 13,300  Long Island Bancorp, Inc.................................   482,956
 17,900  Magna Group, Inc.........................................   622,025
 31,600  Money Store Inc. (The)...................................   906,525
  6,700  ONBANCorp, Inc...........................................   341,700
 33,200  Peoples Bank of Bridgeport,
           Connecticut............................................   859,050
 16,600  Rigs National Corp. - Washington.........................   342,375
 23,065  Valley National Bancorp..................................   625,638

               -------------------------------------------------------------
               Total Banking...................................... 6,701,907
               =============================================================

Brokerage (0.9%)

 13,150  Alex Brown, Inc..........................................   928,719

               -------------------------------------------------------------
               Total Brokerage....................................   928,719
               =============================================================

Business Machines (3.0%)

 11,400  Broderbund Software, Inc.*...............................   281,438
 10,800  Cyrix Corporation*.......................................   230,850
 22,100  Data General Corporation*................................   574,600
 12,200  Exabyte Corporation*.....................................   156,312
 43,500  Integrated Device Technology, Inc.*......................   456,750
 15,825  Shiva Corporation*.......................................   165,173
 18,100  Structural Dynamic Research Corporation*.................   475,125
 41,800  Sybase, Inc.*............................................   621,775
 12,500  Xircom, Inc.*............................................   155,469

               -------------------------------------------------------------
               Total Business Machines............................ 3,117,492
               =============================================================


Business Services (10.3%)

 22,600  American Management Systems, Inc.*.......................   604,550
 17,800  Cerner Corporation*......................................   373,800
 14,800  Citrix Systems, Inc.*....................................   649,350
 34,700  Computervision Corporation*..............................   160,488
 11,900  Credence Systems Corporation*............................   356,256
 25,100  Credit Acceptance Corporation*...........................   323,162
 15,400  Information Resources, Inc.*.............................   217,525
 13,600  Integrated Health Services, Inc..........................   523,600
 25,400  Intuit, Inc.*............................................   582,612
 13,400  Medic Computer Systems, Inc.*............................   298,150


The accompanying notes to the financial statements are an integral part of this schedule.

41  AAL Variable Annuity Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997

Shares   Common Stock (97.5%)                                      Market Value
===============================================================================
Business Services (10.3%) -- Continued

 18,800  Micro Warehouse, Inc.*.................................  $   321,950
 23,600  Network General Corporation*...........................      351,050
  7,400  New England Business Service, Inc......................      194,713
 22,100  Oak Technology, Inc.*..................................      215,475
 22,400  Pittston Company.......................................      672,000
 21,900  Pixar, Inc.*...........................................      344,925
 22,000  Psinet Inc.*...........................................      165,000
 26,900  S3, Inc.*..............................................      295,900
 13,600  Shared Medical Systems Corporation.....................      734,400
 15,600  Standard Register Company..............................      477,750
 30,200  Symantec Corporation*..................................      588,900
  9,200  The Profit Recovery Group
           International, Inc.*.................................      127,650
 23,600  Wallace Computer Services, Inc.........................      709,475
 16,900  Westpoint Stevens, Inc.*...............................      661,213
 18,500  World Color Press, Inc.*...............................      439,375
 22,900  Xylan Corporation*.....................................      389,300
              ---------------------------------------------------------------
              Total Business Services...........................   10,778,569
              ===============================================================

Chemicals (2.3%)
 15,300  ACX Technologies, Inc.*................................      344,250
 21,700  Calgon Carbon Corporation..............................      301,088
  7,700  H.B. Fuller Company....................................      423,500
 24,800  Lawter International, Inc..............................      313,100
  3,900  NCH Corporation........................................      243,750
  5,900  Petrolite Corporation..................................      365,062
 18,600  Rollins, Inc...........................................      374,325
              ---------------------------------------------------------------
              Total Chemicals...................................    2,365,075
              ===============================================================

Construction (2.6%)
 15,800  Centex Corporation.....................................      641,875
 20,900  Kaufman & Broad Home Corporation.......................      367,056
  6,200  Lawson Products Inc....................................      167,400
 19,700  Lennar Corporation.....................................      629,169
 11,500  Pulte Corporation......................................      397,469
 11,700  Southdown, Inc.........................................      510,412
              ---------------------------------------------------------------
              Total Construction................................    2,713,381
              ===============================================================

Consumer Durables (1.6%)
  7,200  Bassett Furniture Industries, Inc......................      203,850
 11,300  Kimball International, Inc.............................      454,825
  9,800  La Z Boy Chair Company.................................      352,800
 18,900  Mohawk Industries, Inc.*...............................      429,975
  9,900  Shorewood Packaging Corporation*.......................      225,225
              ---------------------------------------------------------------
              Total Consumer Durables...........................    1,666,675
              ===============================================================

Containers (0.2%)
 28,800  Gaylord Container Corporation* ........................      221,400
              ---------------------------------------------------------------
              Total Containers..................................      221,400
              ===============================================================

Cosmetics (0.4%)
  5,500  Chemed Corporation.....................................      205,906
 27,800  Playtex Products, Inc.*................................      260,625
              ---------------------------------------------------------------
              Total Cosmetics...................................      466,531
              ===============================================================

Drugs & Medicine (7.3%)
 15,800  Acuson Corporation*....................................      363,400
  7,500  Advanced Technology Labs, Inc.*........................      322,500
 20,500  Advanced Tissue Sciences, Inc.*........................      263,937
 16,700  Alliance Pharmaceutical Corporation*...................      168,044
 15,600  Ballard Medical Products...............................      312,975
 15,600  Beckman Instruments, Inc...............................      752,700
 27,450  Bergen Brunswig Corporation............................      765,169
 10,883  Block Drug Company.....................................      476,131
 13,600  Cephalon, Inc.*........................................      156,400
 18,100  Coventry Corporation*..................................      273,762
  7,500  Diagnostic Products Corporation........................      236,719
 15,900  Gilead Sciences Inc.*..................................      439,238
 14,800  Haemonetics Corporation*...............................      283,050
 16,700  Herbalife International, Inc...........................      271,375
 18,800  ICN Pharmaceuticals, Inc...............................      539,325
 15,200  Lincare Holdings Inc.*.................................      653,600
 20,400  Liposome Company, Inc.*................................      182,325

The accompanying notes to the financial statements are an integral part of this schedule.

                                             AAL Variable Annuity Semi-Annual Report  42

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997

Shares   Common Stock (97.5%)                                      Market Value
===============================================================================
Drugs & Medicine (7.3%)--Continued

 29,900  Mid Atlantic Medical Services, Inc.*....................      $465,319
 41,800  Perrigo Company*........................................       522,500
  8,900  West, Inc...............................................       254,762

              -----------------------------------------------------------------
              Total Drugs & Medicine.............................     7,703,231
              =================================================================

Electronics (6.2%)

 25,500  APAC Teleservices, Inc.*................................       495,656
 11,500  Avid Technology, Inc.*..................................       303,313
 24,500  DSP Communications Inc.*................................       269,500
 20,900  ESS Technology, Inc.*...................................       280,844
 32,100  Geotek Industries, Inc.*................................       174,544
 12,800  Gerber Scientific, Inc..................................       252,800
 32,900  Glenayre Technologies, Inc.*............................       538,738
 10,700  Hutchinson Technology, Inc.*............................       260,813
 21,200  Kemet Corporation*......................................       527,350
 16,700  Lam Research Corporation*...............................       618,944
 20,500  Macromedia, Inc.*.......................................       176,812
 25,800  Rational Software Corporation*..........................       433,762
 19,100  Sequent Computer Systems, Inc.*.........................       402,294
 16,900  Silicon Valley Group, Inc.* ............................       445,737
 21,500  Symbol Technologies, Inc................................       722,937
 25,100  VLSI Technology, Inc.*..................................       592,987
              -----------------------------------------------------------------
              Total Electronics..................................     6,497,031
              =================================================================

Energy-Raw Materials (1.7%)

 57,100  Harken Energy Corporation*..............................       399,700
 11,100  Lomak Petroleum, Inc....................................       197,719
  4,700  Maxxam, Inc.*...........................................       219,725
 13,500  Southwestern Energy Company.............................       175,500
  8,400  Swift Energy Company*...................................       200,550
 17,300  Varco International, Inc.*..............................       557,925
              -----------------------------------------------------------------
              Total Energy Raw-Materials.........................     1,751,119
              =================================================================

Food & Agriculture (2.2%)

 30,700  Chiquita Brands International, Inc......................       422,125
  7,400  Dreyers Grand Ice Cream, Inc............................       292,300
 48,075  Flowers Industries, Inc.................................       808,261
  9,900  International Multifoods Corporation....................       248,737
 18,100  Ralcorp Holding, Inc.*..................................       266,975
 14,400  Savannah Foods and Industries, Inc......................       252,900
              -----------------------------------------------------------------
              Total Food & Agriculture...........................     2,291,298
              =================================================================

Gold (0.1%)

 22,500  Pegasus Gold, Inc.*.....................................       137,813
              -----------------------------------------------------------------
              Total Gold.........................................       137,813
              =================================================================

Insurance (5.5%)

 28,200  20th Century Industries - California....................       592,200
 11,200  American Bankers Insurance - Group, Inc.................       708,400
  5,300  Foremost Corporation of America.........................       317,338
 13,900  John Alden Financial Corporation........................       291,031
 11,100  Liberty Corporation.....................................       452,325
  7,400  Life Re Corporation.....................................       345,025
 10,100  NAC Re Corporation......................................       488,588
 62,400  Reliance Group Holdings, Inc............................       741,000
 15,200  United Companies Financial Corporation..................       429,400
  6,800  Washington National Corporation.........................       193,800
 34,100  Western National Corporation............................       914,306
  9,500  Zenith National Insurance Corporation...................       256,500
              -----------------------------------------------------------------
              Total Insurance....................................     5,729,913
              =================================================================

Media (3.6%)

 16,700  Banta Corporation.......................................       452,987
 17,140  Chris Craft Industries, Inc.*...........................       827,005
 14,400  Golden Books Family - Entertainment, Inc.*..............       180,000
  8,200  Houghton Mifflin Company................................       547,350
 12,066  Pulitzer Publishing Company.............................       639,498
 18,100  Regal Cinemas, Inc.*....................................       597,300
 13,550  TCA Cable TV, Inc.......................................       509,819
              -----------------------------------------------------------------
              Total Media........................................     3,753,959
              =================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

43  AAL Variable Annuity Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997

Shares   Common Stock (97.5%)                                      Market Value
===============================================================================
Miscellaneous Finance (4.3%)

 24,100  Advanta Corporation, Class A...........................   $  885,675
 15,900  Americredit Corporation*...............................      333,900
 18,900  Amresco, Inc.*.........................................      406,350
 20,800  Arcadia Financial Ltd.*................................      191,100
 10,200  Coast Savings Financial*...............................      463,463
 11,183  Collective Bancorp, Inc................................      501,837
 27,200  Glendale Federal Bank, FSB*............................      710,600
  7,600  Great Financial Corporation............................      266,950
 94,000  Mercury Finance Company*...............................      229,125
 35,800  Sovereign Bancorp, Inc.................................      545,950
              ---------------------------------------------------------------
              Total Miscellaneous Finance                           4,534,950
              ===============================================================

Motor Vehicles (2.1%)

 13,200  Arvin Industries, Inc..................................      359,700
 13,700  Donaldson Company, Inc.................................      520,600
 19,200  Federal Mogul Corporation..............................      672,000
  9,200  Standard Products Corporation..........................      232,300
 15,300  Superior Industries International, Inc.................      405,450
              ---------------------------------------------------------------
              Total Motor Vehicles                                  2,190,050
              ===============================================================

Non-Durables & Entertainment (3.3%)

 14,900  Duty Free International, Inc...........................      279,375
  8,500  Gibson Greetings, Inc.*................................      191,250
 12,010  International Dairy Queen, Inc., Class A*..............      288,240
 22,400  Lone Star Steakhouse & Saloon, Inc.*...................      582,400
 12,600  Luby's Cafeterias, Inc.................................      251,212
 15,600  Papa John's International, Inc.*.......................      573,300
  9,550  Ruby Tuesday, Inc......................................      214,278
 12,200  Russ Berrie & Company..................................      267,638
 11,200  Sbarro, Inc............................................      310,800
 30,500  Sothebys Holdings, Inc.................................      514,688
              ---------------------------------------------------------------
              Total Non-Durables & Entertainment                    3,473,181
              ===============================================================

Non-Ferrous Metals (0.9%)

  8,900  Brush Wellman, Inc.....................................      186,344
 12,000  Coeur D' Alene Mines Corporation*......................      155,250
 76,100  Echo Bay Mines, Ltd....................................      437,575
 30,100  Helca Mining Company*..................................      161,787
              ---------------------------------------------------------------
              Total Non-Ferrous Metals                                940,956
              ===============================================================

Oil-Domestic (3.3%)

 17,100  Barrett Resources Corporation*.........................      511,931
 15,900  Benton Oil & Gas Company*..............................      238,500
 12,400  Forcenergy, Inc.*......................................      376,650
 28,100  Marine Drilling Company, Inc.*.........................      551,463
 18,200  Pogo Producing Corporation.............................      704,113
 25,400  Pride International, Inc.*.............................      609,600
 19,400  Quaker State Corporation...............................      295,850
 14,500  Tesoro Petroleum Corporation*..........................      214,781
              ---------------------------------------------------------------
              Total Oil-Domestic                                    3,502,888
              ===============================================================

Optical & Photo (0.7%)

 14,700  Dentsply International, Inc............................      720,300
              ---------------------------------------------------------------
              Total Optical & Photo                                   720,300
              ===============================================================

Paper & Forest Products (1.4%)

 12,800  Chesapeake Corporation.................................      432,000
 20,700  Pentair Industries, Inc................................      680,513
 19,950  Wausau Paper Mills Corporation.........................      376,556
              ---------------------------------------------------------------
              Total Paper & Forest Products                         1,489,069
              ===============================================================

Producers Goods (5.7%)

 16,400  Albany International Corporation, Class A..............      369,000
 17,900  Ametek, Inc............................................      420,650
 13,300  BW/IP Holding, Inc.....................................      270,156
 14,400  Baldor Electric Company................................      425,700
 21,800  Cincinnati Milacron, Inc...............................      565,438

The accompanying notes to the financial statements are an integral part of this schedule.

                                         Variable Annuity Semi-Annual Report  44

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997

Shares   Common Stock (97.5%)                                     Market Value
==============================================================================
Producers Goods (5.7%)--Continued
  8,700  Clarcor, Inc. .............................................  $215,325
 15,800  HON INDUSTRIES, Inc. ......................................   699,150
 14,300  Kennametal, Inc............................................   614,900
 12,400  Lattice Semiconductor Corporation*.........................   700,600
  4,369  NACCO Industries, Inc......................................   246,575
 19,800  Teleflex, Inc..............................................   618,750
 19,100  Vitesse Seiconductor Corporation*..........................   624,331
  6,800  Zurn Industries, Inc.......................................   195,500

                               -----------------------------------------------
                               Total Producers Goods                 5,966,075
                               ===============================================

Railroad & Shipping (0.6%)

 23,100  OMI Corporation*...........................................   220,894
 19,800  Overseas Shipholding Group, Inc............................   388,575

                               -----------------------------------------------
                               Total Railroad & Shipping               609,469
                               ===============================================

Real Property (0.9%)

 53,700  Catellus Development Corporation*..........................   973,313

                               -----------------------------------------------
                               Total Real Property                     973,313
                               ===============================================

Retail Stores (3.9%)

 23,600  Best Buy Company, Inc.*....................................   351,050
 57,600  Charming Shoppes, Inc.*....................................   300,597
 15,800  Eagle Hardware & Garden, Inc.*.............................   361,425
 17,700  Lands End, Inc.*...........................................   524,362
 13,900  MacFrugals Bargains Close-Outs, Inc.*......................   378,775
 14,200  Meyer (Fred), Inc.*........................................   733,962
 27,000  Ross Stores, Inc...........................................   882,563
  9,800  Stanhome, Inc..............................................   322,175
 29,900  Sunglass Hut International, Inc.*..........................   188,744

                               -----------------------------------------------
                               Total Retail Stores                   4,043,653
                               ===============================================
Steel (1.3%)

 14,600  AK Steel Holding Corporation...............................   644,225
 16,200  Birmingham Steel Corporation...............................   251,100
 10,700  Carpenter Technology Corporation...........................   489,525

                               -----------------------------------------------
                               Total Steel                           1,384,850
                               ===============================================
Telephone (2.6%)

 12,200  Brightpoint, Inc.*.........................................   397,263
 29,700  Mobile Telecommunication Technologies
          Corporation*..............................................   425,081
 17,533  NTL Inc.*..................................................   436,133
 28,600  Octel Communications Corporation*..........................   670,313
 56,000  Paging Network, Inc.*......................................   491,747
 21,700  Vanguard Cellular Systems, Inc.*...........................   295,662

                               -----------------------------------------------
                               Total Telephone                       2,716,199
                               ===============================================
Tires & Rubber (0.5%)

 16,600  Carlisle Corporation.......................................   578,925

                               -----------------------------------------------
                               Total Tires & Rubber                    578,925
                               ===============================================
Travel & Recreation(1.6%)

 24,700  Aztar Corporation*.........................................   174,444
 52,000  Extended Stay America, Inc.*...............................   819,000
 22,900  Grand Casinos, Inc.*.......................................   337,775
  8,800  Showboat, Inc..............................................   153,450
 19,300  Station Casinos, Inc.*.....................................   161,637

                               -----------------------------------------------
                               Total Travel & Recreation             1,646,306
                               ===============================================
Trucking & Freight(1.2%)

 13,900  Arnold Industries, Inc.....................................   236,300
 19,900  J.B. Hunt Transport Services, Inc..........................   296,012
 22,900  Rollins Truck Leasing Corporation..........................   340,638
 15,400  Yellow Corporation*........................................   344,575

                               -----------------------------------------------
                               Total Trucking & Freight              1,217,525
                               ===============================================

Utilities & Energy (5.7%)

 9,500   Central Hudson Gas & Electric Company......................   327,156

The accompanying notes to the financial statements are an integral part of this schedule.

45  AAL Variable Annuity Semi-Annual Report

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1997

Shares     Common Stock (97.5%)                                  Market Value
=============================================================================
Utilities & Energy (5.7%)--Continued

    7,500  Cilcorp, Inc. .........................................   $308,906
   11,200  Eastern Utilities Associates...........................    204,400
   16,500  IES Industries, Inc....................................    486,750
   15,600  MDU Resources Group, Inc...............................    374,400
   70,000  Northeast Utilities*...................................    669,375
   15,000  ONEOK, Inc.............................................    482,812
    7,500  Orange & Rockland Utilities, Inc.......................    252,188
   22,800  Public Service Company of
           New Mexico.............................................    407,550
   12,900  SIGCORP, Inc...........................................    327,338
   34,600  Seagull Energy Corporation*............................    605,500
   16,900  Sierra Pacific Resources...............................    540,800
   14,800  Southwest Gas Corporation..............................    294,150
   17,620  Tucson Electric Power Company*.........................    255,490
   18,100  UGI Corporation........................................    400,463
              ---------------------------------------------------------------
              Total Utilities & Energy                              5,937,278
              ===============================================================
              ---------------------------------------------------------------
              Total Common Stocks
              (cost basis $90,908,730)                            102,138,818
              ===============================================================

Principal  Short-Term                          Interest  Maturity  Market
Amount     Investments (21%)                   Rate      Date      Value
=============================================================================
1,222,000  General Motors
           Acceptance
           Corporation.........................5.56%     7/01/97   $1,222,000
  766,000  Merrill Lynch &
           Company, Inc........................5.56      7/02/97      765,881
  196,000  Merrill Lynch &
           Company, Inc........................5.75      7/02/97      195,969
              ---------------------------------------------------------------
              Total Short-Term Investments
              (cost basis $2,183,850)                               2,183,850
              ===============================================================
              ---------------------------------------------------------------
              Total Investments (99.6%)
              (cost basis $93,092,581)                            104,322,668
              ===============================================================
              ---------------------------------------------------------------
              Other Assets,
              less Liabilities (0.4%)                                 395,503
              ===============================================================
              ---------------------------------------------------------------
              NET ASSETS (100.0%)                                $104,718,171
              ===============================================================

*Non-income producing security

The accompanying notes to the financial statements are an integral part of this schedule.

                                      AAL Variable Annuity Semi-Annual Report 46

Statement of Assets and Liabilities
AS OF JUNE 30, 1997

                                                                                              Large         Small
                                                    Money                                   Company       Company
                                                   Market         Bond       Balanced         Stock         Stock
                                                Portfolio    Portfolio      Portfolio     Portfolio     Portfolio
=================================================================================================================

Assets

Investments, at value (Cost: $20,350,188,
$20,463,716, $174,952,138, $172,481,830,
and $93,092,581 respectively)...............  $20,350,188  $20,273,799   $200,317,552  $216,628,120  $104,322,668
Dividends and interest receivable...........            -      247,887      1,165,988       250,746        82,373
Receivable for investments sold.............            -            -              -             -       854,855
Receivable for fund shares sold.............    1,270,883       76,749        918,654       746,532       223,529
Cash........................................          495          897          4,259           949           790
-----------------------------------------------------------------------------------------------------------------
Total Assets                                  $21,621,566  $20,599,332   $202,406,453  $217,626,347  $105,484,215
=================================================================================================================

Liabilities

Payable for investments purchased...........  $         -  $         -   $          -  $          -  $    622,820
Income distributions payable................        8,775            -              -             -             -
Payable for fund shares reaquired...........      467,349       17,016        264,210       226,240       113,275
Investment advisory fee payable.............        5,938        5,954         57,864        62,023        29,949
-----------------------------------------------------------------------------------------------------------------
Total Liabilities                                 482,062       22,970        322,074       288,263       766,044
-----------------------------------------------------------------------------------------------------------------

Net Assets

Capital stock - par value  ($0.001/share)...       21,139        2,085         15,308        13,159         7,425
Capital stock - additional paid-in capital..   21,118,365   20,781,806    176,629,232   172,994,736    88,274,580
Undistributed net investment income.........            -       11,993         73,566        54,576        14,760
Undistributed net realized gain (loss)......            -      (29,605)           859       129,323     5,191,319
Net unrealized appreciation (depreciation)
on investments..............................            -     (189,917)    25,365,414    44,146,290    11,230,087
-----------------------------------------------------------------------------------------------------------------
Total Net Assets                               21,139,504   20,576,362    202,084,379   217,338,084   104,718,171
-----------------------------------------------------------------------------------------------------------------
Total Liabilities and Net Assets              $21,621,566  $20,599,332   $202,406,453  $217,626,347  $105,484,215
==================================================================================================================

Capital Shares Outstanding
(2 billion shares authorized)...............   21,139,504    2,085,351     15,307,666    13,159,357     7,425,184
Net Asset Value Per Share...................        $1.00        $9.87         $13.20        $16.52        $14.10

The accompanying notes to the financial statements are an integral part of this schedule.

47  AAL Variable Annuity Semi-Annual Report

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 1997

                                                                                                     Large         Small
                                                             Money                                 Company       Company
                                                            Market        Bond      Balanced         Stock         Stock
                                                         Portfolio   Portfolio     Portfolio     Portfolio     Portfolio
========================================================================================================================
Investment Income
Dividends..............................................  $       -   $       -   $   819,503   $ 1,501,488   $   526,041
Interest...............................................    547,002     653,331     2,424,285        82,142        34,963
------------------------------------------------------------------------------------------------------------------------
Total Investment Income                                    547,002     653,331     3,243,788     1,583,630       561,004
------------------------------------------------------------------------------------------------------------------------

Expenses
Adviser fees...........................................     34,702      32,511       277,739       283,647       147,345
Professional Fees......................................      4,510       6,477         8,556         8,301         7,338
Custody fees...........................................      2,704       2,335        20,461        31,598        21,248
Registration fees......................................         45          45            45            45            45
Printing and postage expense...........................      2,029       1,902        16,268        16,624         8,628
Pricing of investments.................................        359       4,402        13,010         4,024         2,012
Director fees..........................................        638         598         5,114         5,226         2,712
Director and Officer Insurance fees....................        416         390         3,332         3,405         1,767
Fidelity Bond Insurance fees...........................        122         114           975           996           517
------------------------------------------------------------------------------------------------------------------------
Total Expenses Before Reimbursement                         45,525      48,774       345,500       353,866       191,612
------------------------------------------------------------------------------------------------------------------------
Less expenses reimbursed by Adviser (See Note C)......     (10,823)    (16,263)      (67,761)      (70,219)      (44,267)
------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                34,702      32,511       277,739       283,647       147,345
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
Net Investment Income                                      512,300     620,820     2,966,049     1,299,983       413,659
========================================================================================================================

Realized and Unrealized Gains
(Losses) on Investments

Net realized gains (losses) on investments.............          -     (16,331)       12,507       126,835     5,112,271
Change in net unrealized appreciation or depreciation
on investments.........................................          -     (51,197)   16,124,185    29,804,160     5,471,056
------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gains
(Losses) on Investments                                          -     (67,528)   16,136,692    29,930,995    10,583,327
------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting
from Operations                                           $512,300    $553,292   $19,102,741   $31,230,978   $10,996,986
========================================================================================================================

                                The accompanying notes to the financial statements are an integral part of this schedule.

                                                                            AAL Variable Annuity Semi-Annual Report  48

Statement of Changes in Net Assets

                                                          Money Market
                                                           Portfolio                               Bond Portfolio
                                                  Year Ended     Six Months Ended            Year Ended    Six Months Ended
                                                    12/31/96              6/30/97              12/31/96             6/30/97
============================================================================================================================
Operations
Net investment income.......................    $    632,562          $   512,300           $   894,882         $   620,820
Net realized gains (losses) on investments..               -                    -               (11,087)            (16,331)
Change in net unrealized appreciation or
depreciation on investments.................               -                    -              (329,337)            (51,197)
Net Increase in Net Assets Resulting from
Operations..................................         632,562              512,300               554,458             553,292
----------------------------------------------------------------------------------------------------------------------------
Disributions to Shareholders
From net investment income..................        (632,562)            (512,300)             (895,834)           (609,645)
From net realized gains.....................               -                    -                     -                   -
----------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders.........        (632,562)            (512,300)             (895,834)           (609,645)
----------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from shares sold...............      90,853,453           73,383,996             9,674,088           3,815,724
Reinvested distributions....................         531,130              485,282               582,334             451,145
Cost of shares redeemed.....................     (81,304,192)         (69,854,807)           (1,611,509)         (1,300,523)
----------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Fund Share
Transactions................................      10,080,391            4,014,471             8,644,913           2,966,346
============================================================================================================================
Total Increase in Net Assets................      10,080,391            4,014,471             8,303,537           2,909,993
============================================================================================================================
Net Assets Beginning of Period..............       7,044,642           17,125,033             9,362,832          17,666,369
============================================================================================================================
Net Assets End of Period....................    $ 17,125,033         $ 21,139,504           $17,666,369         $20,576,362
===========================================================================================================================
Undistributed Net
Investment Income at June 30, 1997..........    $          -         $          -           $       818         $    11,993
============================================================================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

49   AAL Variable Annuity Semi-Annual Report

                                                     Large Company                       Small Company
             Balanced Portfolio                     Stock Portfolio                     Stock Portfolio
     Year Ended     Six Months Ended        Year Ended      Six Months Ended     Year Ended   Six Months Ended
       12/31/96              6/30/97          12/31/96               6/30/97       12/31/96            6/30/97
==============================================================================================================

     $2,866,168         $  2,966,049       $ 1,250,151            $1,299,983    $   455,081       $    413,659
         68,259               12,507           134,531               126,835      1,776,380          5,112,271

      7,588,007           16,124,185        12,453,248            29,804,160      5,052,970          5,471,056
     10,522,434           19,102,741        13,837,930            31,230,978      7,284,431         10,996,986
--------------------------------------------------------------------------------------------------------------

     (2,864,993)          (2,896,734)       (1,244,640)           (1,251,891)      (451,567)          (402,632)
        (80,741)                  --          (133,477)                   --     (1,709,031)                --
--------------------------------------------------------------------------------------------------------------
     (2,945,734)          (2,896,734)       (1,378,117)           (1,251,891)    (2,160,598)          (402,632)
--------------------------------------------------------------------------------------------------------------

     91,170,554           76,382,692        85,666,241            79,831,464     48,998,038         31,463,416
      2,419,867            2,787,170         1,194,738             1,227,963      1,941,548            390,168
     (3,408,174)         (19,809,159)       (2,370,480)          (13,789,120)    (1,519,893)        (7,939,157)
--------------------------------------------------------------------------------------------------------------
     90,182,247           59,360,703        84,490,499            67,270,307     49,419,693         23,914,427
==============================================================================================================
     97,758,947           75,566,710        96,950,312            97,249,394     54,543,526         34,508,781
==============================================================================================================
     28,758,722          126,517,669        23,138,378           120,088,690     15,665,864         70,209,390
==============================================================================================================
   $126,517,669         $202,084,379      $120,088,690          $217,338,084    $70,209,390       $104,718,171
==============================================================================================================
   $      4,251         $     73,566      $      6,484          $     54,576    $     3,733       $     14,760
==============================================================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

                                     AAL Variable Annuity Semi-Annual Report  50

Notes to Financial Statements
AS OF JUNE 30, 1997

A:   Description of Fund

The AAL Variable Product Series Fund, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland and registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund is a "series" fund consisting of five separate investment portfolios (known as the Money Market, Bond, Balanced, Large Company Stock, and Small Company Stock Portfolios, collectively the "Portfolios"). Shares of the Fund are currently sold only to the AAL Variable Annuity Account I (the "Variable Account") to fund benefits under certificates of membership and the flexible premium deferred variable annuity issued by Aid Association for Lutherans ("AAL"). The Fund commenced operations on June 14, 1995, with the sale of 2,000,000; 500,000; 1,250,000; 750,000; and 500,000 shares of the Money Market, Bond, Balanced, Large Company Stock and Small Company Stock Portfolios, respectively, to AAL.

B:   Summary of Significant Accounting Policies

Valuation of Investments Securities traded on national securities exchanges and NASDAQ are valued at the last reported sales price. Fixed income securities are valued at market using quotations provided by an independent pricing service. The Money Market Portfolio, and other Portfolios which hold money market instruments with a remaining maturity of 60 days or less, value securities at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by AAL under the supervision of the Fund's Board of Directors.

Federal Income Taxes No provision for federal income taxes has been made since each Portfolio has elected to be taxed as a regulated investment company under the Internal Revenue Code and intends to distribute to shareholders as dividends, substantially all the net investment income and net realized capital gains, if any, of the respective Portfolios. As of June 30, 1997, the Bond Portfolio has capital loss carryforwards of $2,187 expiring in 2003 and $11,087 expiring in 2004. It is management's intention to make no distribution of any future net realized capital gains until the Federal income tax capital loss carryforwards are exhausted.

Distributions to Shareholders The Bond, Balanced, Large, and Small Company Stock Portfolios expect to pay any net investment income dividends monthly and net realized capital gains, if any, annually. The Money Market Portfolio declares a daily dividend equal to its net investment income for that day, payable monthly. Dividends to shareholders are recorded on the ex-dividend date.

Other For financial statement purposes, investment transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis and includes amortization of premiums and discounts. Realized gains and losses from investment transactions are determined on a specific cost identification basis.

C:   Investment Advisory Fees and Transactions With Related Parties

The Fund has entered into an Investment Advisory Agreement with AAL relating to the management of the Portfolios and the investment of their assets. Pursuant to this agreement, the Fund pays AAL an investment advisory fee as compensation for its services to the Fund. The fee is a daily charge equal to an annual rate of
 .35% of the average daily net assets of each Portfolio up to $250,000,000 and .30% of the average daily net assets of each Portfolio in excess of that amount.
In addition, AAL has agreed to reimburse the Fund for substantially all of its operating expenses, other than the aforementioned investment advisory fees, brokerage commissions, and certain extraordinary items such as litigation expenses or income tax liabilities. AAL may withdraw this reimbursement agreement on 30-days' written notice to the Fund.

The Investment Advisory Agreement anticipates that AAL will provide certain administrative and accounting services to the Fund, or that AAL will arrange for such services to be provided by a third party. AAL has entered into an Administrative Services Agreement with AAL Capital Management Corporation ("CMC"), an affiliate of AAL, pursuant to which CMC agrees to provide these administrative and accounting services on behalf of the Fund. Fees which CMC is entitled to receive for providing such services under the terms of the Administrative Services Agreement are paid by AAL out of the advisory fees it receives from the Fund, and therefore do not result in any additional expense to the Fund.

Certain officers and directors of the Fund are also officers of AAL and CMC. So far for the period ended June 30, 1997, directors of the Fund not affiliated with AAL or CMC received directors fees in the aggregate amount of $12,000. No remuneration has been paid by the Fund to any of the officers or directors of the Fund affiliated with AAL or CMC. At June 30, 1997, all of the shares of each Portfolio are owned by AAL and the Variable Account I.

D:   Line of Credit

The Fund has an available line of credit of $5,000,000 and a standby line of credit of $15,000,000. However, each Portfolio's borrowings, by investment restriction, cannot exceed 10% of its total net assets, and must be only from a bank as a temporary measure for extraordinary or emergency purposes. The Fund pays a facility fee related to the line of credit equal to five basis points per annum on the average amount of the available line of credit, such fee to be paid quarterly in arrears on the last day of each and every March, June, September, and December. Borrowings under this agreement bear interest prior to maturity either at a floating rate per annum which approximates the then current prime commercial rate or at a short-term fixed rate of interest. There were no line of credit borrowings for the period ended June 30, 1997.


51  AAL Variable Annuity Semi-Annual Report

AS OF JUNE 30, 1997


E: Capital Share Transactions

Transactions in Portfolio shares for the year ended December 31, 1996 and the period ended June 30, 1997 were as follows:

                                                         Reinvested
                              Shares Sold               Distributions            Shares Redeemed             Net Increase
                         ----------------------   -----------------------  -------------------------   ------------------------
                            Year        Period      Year        Period          Year       Period         Year         Period
                           Ended        Ended      Ended         Ended         Ended        Ended        Ended          Ended
                          12/31/96     6/30/97    12/31/96      6/30/97       12/31/96     6/30/97      12/31/96       6/30/97
                         ----------  ----------   ---------   -----------  ------------  -----------   ---------     ----------
Money Market.........    90,853,453  73,383,996     531,130       485,282   (81,304,192) (69,854,807)  10,080,391     4,014,471

Bond.................       973,525     387,267      59,044        46,068      (162,989)    (132,323)     869,580       301,012

Balanced.............     8,037,428   6,119,201     210,391       221,267      (297,655)  (1,615,326)   7,950,164     4,725,142

Large Company
Stock................     6,764,808   5,330,577      91,308        80,147      (184,960)    (932,517)   6,671,156     4,478,207

Small Company
Stock................     4,146,639   2,420,808     156,387        29,567      (128,125)    (625,658)   4,174,901     1,824,717

F: Investment Transactions

For the year ended December 31, 1996 and the period ended June 30, 1997, the cost of investment securities purchased and the proceeds from investment securities sold (not including short-term investments) were as follows:

                                                            Purchases                        Sales
                                                    --------------------------     --------------------------
                                                        Year          Period          Year           Period
                                                       Ended          Ended           Ended          Ended
Portfolio                                             12/31/96       6/30/97        12/31/96        6/30/97
                                                    ------------   -----------     -----------    -----------
Bond Portfolio...................................    $10,136,218    $4,552,689     $15,599,089     $1,857,011

Balanced Portfolio...............................     83,247,800    60,911,227       3,651,217      5,018,405

Large Company Stock Portfolio....................     83,656,350    66,300,287       1,117,810        862,209

Small Company Stock Portfolio....................     55,313,910    45,376,928       8,005,283     23,313,818


The gross and net unrealized appreciation (depreciation) on investments for the year ended December 31, 1996 and the period ended June 30, 1997, were as follows:

                                                         12/31/96     Net Unrealized                   6/30/97      Net Unrealized
                                                                      Appreciation or                               Appreciation or
Portfolio                               Appreciation  (Depreciation)   Depreciation   Appreciation  (Depreciation)    Depreciation
===================================================================================================================================
Bond Portfolio........................       $59,913      $(198,633)     $(138,720)       $75,383      $(265,300)        $(189,917)

Balanced Portfolio....................    10,318,558     (1,077,329)     9,241,229     27,114,957     (1,749,543)       25,365,414

Large Company Stock Portfolio.........    15,468,246     (1,126,116)    14,342,130     46,306,387     (2,160,097)       44,146,290

Small Company Stock Portfolio.........     9,792,828     (4,033,797)     5,759,031     16,411,540     (5,181,453)       11,230,087

The book and federal income tax basis of securities were the same for all Portfolios.


                                     AAL Variable Annuity Semi-Annual Report  52

Financial Highlights


The following table presents per share information for each portfolio of the AAL Variable Product Series Fund, Inc. for the period presented, which should be read in conjunction with the financial statements and the related notes.

                                                    Money Market
                                                     Portfolio                                      Bond Portfolio
                                    --------------------------------------------     ---------------------------------------------
                                    Period Ended     Year Ended Six Months Ended     Period Ended     Year Ended  Six Months Ended
                                    12/31/95 (a)       12/31/96          6/30/97     12/31/95 (a)       12/31/96           6/30/97
==================================================================================================================================
Net asset value: Beginning of
 Period..............................      $1.00          $1.00            $1.00           $10.00         $10.23             $9.90

Income from Investment Operations
Net investment income................       0.03           0.05             0.02             0.34           0.63              0.32
Net realized and unrealized
gains (losses) on investments........       0.00           0.00             0.00             0.23          (0.33)            (0.03)
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment
Operations...........................       0.03           0.05             0.02             0.57           0.30              0.29
----------------------------------------------------------------------------------------------------------------------------------

Distributions From:
Net investment income................      (0.03)         (0.05)           (0.02)           (0.34)         (0.63)            (0.32)
Net realized gains...................       0.00           0.00             0.00             0.00           0.00              0.00
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions..................      (0.03)         (0.05)           (0.02)           (0.34)         (0.63)            (0.32)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
asset value.........................        0.00           0.00             0.00             0.23          (0.33)            (0.03)
Net asset value:
End of period........................      $1.00          $1.00            $1.00           $10.23          $9.90             $9.87
==================================================================================================================================
Total Return  (b)....................      3.02%          5.23%            2.54%            5.80%          3.10%             2.97%

Net Assets, End of Period............ $7,044,642     $7,125,033      $21,139,504       $9,362,832    $17,666,369       $20,576,362

Ratios and Supplemental Data:
Ratio of expenses to average net
assets (c) (d).......................      0.35%          0.35%            0.35%            0.35%          0.35%             0.35%
Ratio of net investment income to
average net assets (c) (d)...........      5.71%          5.10%            5.17%            6.54%          6.51%             6.68%
Portfolio turnover rate..............        N/A            N/A              N/A            6.51%         11.65%            10.09%
Average commission rate paid (e).....        N/A            N/A              N/A              N/A            N/A               N/A
----------------------------------------------------------------------------------------------------------------------------------
(a) From commencement of operations on June 14, 1995.

(b) Total return does not reflect expenses that apply at the Variable Account level. Inclusion of these expenses would reduce the total return for the period shown. The portfolios are reported as period-to-date cumulative total returns.

(c) Calculated on an annualized basis.

(d) Without reimbursements the above ratios, on an annualized basis, would have been:

Ratio of expenses to average net assets... 1.40%          0.65%            0.46%            1.25%          0.68%             0.53%

Ratio of net investment income to average
net assets................................ 4.66%          4.80%            5.06%            5.64%          6.18%             6.51%

(e) Amount shown reflects the average brokerage commission paid on each share of stock traded by the Portfolio during the period presented.

53  AAL Variable Annuity Semi-Annual Report


                                                                                      Large Company
                 Balanced Portfolio                                                  Stock Portfolio
   ---------------------------------------------------             ---------------------------------------------------
                                            Six Months                Period                                Six Months
   Period Ended          Year Ended            Ended                   Ended              Year Ended          Ended
   12/31/95 (a)            12/31/96           6/30/97              12/31/95 (a)            12/31/96           6/30/97
   ==================================================================================================================
         $10.00             $ 10.92           $ 11.96                  $  10.00             $ 11.51           $ 13.83

           0.22                0.41              0.22                      0.11                0.23              0.11

           0.92                1.05              1.24                      1.52                2.34              2.69
   ------------------------------------------------------------------------------------------------------------------
           1.14                1.46              1.46                      1.63                2.57              2.80
   ------------------------------------------------------------------------------------------------------------------

          (0.21)              (0.41)            (0.22)                    (0.11)              (0.23)            (0.11)
          (0.01)              (0.01)             0.00                     (0.01)              (0.02)             0.00
   ------------------------------------------------------------------------------------------------------------------
          (0.22)              (0.42)            (0.22)                    (0.12)              (0.25)            (0.11)
   ------------------------------------------------------------------------------------------------------------------
           0.92                1.04              1.24                      1.51                2.32              2.69
         $10.92             $ 11.96           $ 13.20                  $  11.51             $ 13.83           $ 16.52
   ==================================================================================================================
          11.46%              13.65%            12.31%                    16.39%              22.47%            20.31%

    $28,758,722        $126,517,669      $202,084,379               $23,138,378        $120,088,690      $217,338,084

           0.35%               0.35%             0.35%                     0.35%               0.35%             0.35%
           4.07%               3.89%             3.74%                     2.27%               1.97%             1.60%
           2.29%               5.43%             3.41%                     0.47%               1.77%             0.54%
        $0.0400             $0.0400           $0.0400                  $ 0.0400             $0.0400           $0.0400
   ------------------------------------------------------------------------------------------------------------------

           1.15%               0.60%             0.44%                     1.26%               0.63%             0.44%
           3.27%               3.65%             3.65%                     1.37%               1.69%             1.52%


                 Small Company
                 Stock Portfolio
   --------------------------------------------------
                                           Six Months
   Period Ended          Year Ended             Ended
   12/31/95 (a)            12/31/96           6/30/97
   ==================================================
       $  10.00             $ 10.99           $ 12.54

           0.08                0.12              0.06

           0.99                1.86              1.56
   --------------------------------------------------
           1.07                1.98              1.62
   --------------------------------------------------

          (0.07)              (0.12)            (0.06)
          (0.01)              (0.31)             0.00
   --------------------------------------------------
          (0.08)              (0.43)            (0.06)
   --------------------------------------------------
           0.99                1.55              1.56

       $  10.99             $ 12.54           $ 14.10
   ==================================================
          10.70%              18.19%            12.95%

    $15,665,864         $70,209,390      $104,718,171

           0.35%               0.35%             0.35%
           1.43%               1.14%             0.98%
           2.85%              20.14%            27.83%
       $ 0.0400             $0.0400           $0.0400
   --------------------------------------------------
           1.37%               0.75%             0.46%
           0.41%               0.74%             0.88%

                                                                            AAL Variable Annuity Semi-Annual Report  54

                                 Service Center
                      AAL Variable Annuity Service Center
                                P.O. Box 419108
                       Kansas City, Missouri  64141-6108
                             Telephone 800-778-1762

                     Investment Adviser and Transfer Agent
                         Aid Association for Lutherans
                            4321 North Ballard Road
                        Appleton, Wisconsin  54919-0001

                                    ------

                                   Custodian
                                 Citibank, N.A.
                                111 Wall Street
                           New York, New York  10043

        This report is submitted for the information of the certificate owners of the AAL Variable Annuity Account I. It is not authorized for distribution to prospective certificate owners unless preceded or accompanied by a current prospectus for the AAL Variable
        Annuity Account I and the AAL Variable Product Series Fund, Inc.

                                    ------

               222 West College Avenue, Appleton, WI  54919-0007
                          800-778-1762    920-734-7633


                       AAL Capital Management Corporation
                is the distributor of the AAL Variable Annuity
                      and is a wholly-owned subsidiary of:

                         Aid Association for Lutherans
               4321 North Ballard Road, Appleton, WI  54919-0001



13017SAR 8/97                                         PRODUCT FORMS #4460, #4461